UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:	BlackRock Funds IV
BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2024

Date of reporting period: 11/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

NOVEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Funds IV

•	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended November 30, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in November 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as interest rates stabilized, and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced strongly, while emerging market equities posted modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates five times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	10.17%	13.84%

U.S. small cap equities (Russell 2000® Index)	4.24	(2.57)

International equities (MSCI Europe, Australasia, Far East Index)	5.12	12.36

Emerging market equities (MSCI Emerging Markets Index)	4.60	4.21

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	4.91

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.98)	(2.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(0.80)	1.18

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.29	4.28

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	5.52	8.69

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Investment Objective

BlackRock Sustainable Advantage CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2023, the Fund’s Institutional and Class K Shares outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, while its Investor A and Investor C Shares underperformed.

What factors influenced performance?

The investment adviser’s recent enhancements to the Fund’s asset allocation model contributed to performance. The investment adviser enhanced the model to be more inflation aware and to take advantage of shifting “risk-on/risk-off” market environments. This model enhancement proved beneficial to Fund performance amid the market volatility that occurred late in the reporting period.

Security selection in corporate bonds was the second largest contributor to performance. Overweights in the technology, consumer non-cyclical, and insurance sectors proved beneficial, as well. Within the Fund’s global interest rate strategies, relative value positioning in the developed markets contributed positively. The Fund’s global breakeven inflation model also added value.

Selection in residential mortgage-backed securities had a small negative impact on relative return, primarily due to positioning in 15-year and 30-year GNMAs.

The Fund held derivatives during the period. The performance impact of these positions is realized in our asset allocation, global rates, and global inflation strategies. The use of derivatives was a net detractor from performance. The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The investment adviser maintained a small overweight in investment grade corporates and added a modest position in high yield. The investment adviser also increased duration (interest rate sensitivity) early in the fourth quarter. Both decisions made a positive contribution to performance.

Describe portfolio positioning at period end.

The Fund was modestly overweight in investment-grade corporates, and it held an out-of-benchmark position in high yield bonds. It was also overweight in securitized assets based on the continued strength of the U.S. consumer.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		Since Inception(c)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	4.58%	3.28%	(0.63)%	1.25%	N/A	0.66%	N/A	0.24%	N/A

Investor A	4.16	2.85	(0.87)	1.00	(3.04)%	0.39	(0.43)%	(0.02)	(0.58)%

Investor C	3.59	2.04	(1.13)	0.25	(0.73)	(0.34)	(0.34)	(0.76)	(0.76)

Class K	4.63	3.36	(0.72)	1.31	N/A	0.71	N/A	0.28	N/A

Bloomberg U.S. Aggregate Bond Index(d)	—	—	(0.80)	1.18	N/A	0.71	N/A	0.29	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests, under normal circumstances, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial MBS; mortgage to-be announced (“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits); municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund’s total returns for the period prior to October 1, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Systematic ESG Bond Fund”. Prior to May 1, 2020, BlackRock Systematic ESG Bond Fund was known as BlackRock Impact Bond Fund. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Impact Bond Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

(c)	The Fund commenced operations on August 23, 2016.
(d)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2023 (continued)	BlackRock Sustainable Advantage CoreAlpha Bond Fund

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (06/01/23)	Ending Account Value (11/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$993.70	$1.49		$1,000.00	$1,023.51	$1.51		0.30%
Investor A	1,000.00	991.30	2.74		1,000.00	1,022.25	2.78		0.55
Investor C	1,000.00	988.70	6.46		1,000.00	1,018.50	6.56		1.30
Class K	1,000.00	992.80	1.24		1,000.00	1,023.75	1.26		0.25

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Corporate Bonds	36.8%
U.S. Government Sponsored Agency Securities	34.1
U.S. Treasury Obligations	18.5
Asset-Backed Securities	6.9
Non-Agency Mortgage-Backed Securities	5.3
Money Market Funds	1.4
Other*	(3.0)

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(d)	52.2%
AA/Aa	4.6
A	21.1
BBB/Baa	15.6
BB/Ba	3.1
B	1.2
CCC/Caa	—	(c)
N/R	2.2

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

F U N D S U M M A R Y	5

About Fund Performance	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust(a) 7.11%, 11/15/28	$160	$160,126
Series 2023-A, Class 1A, 6.61%, 01/18/28	100	99,821
Series 2023-B, Class A, 6.82%, 09/15/28	100	100,682
Series 2023-B, Class B, 7.44%, 09/15/28	100	100,733
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	13	11,956
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	52	51,318
Exeter Automobile Receivables Trust 6.85%, 01/16/29	50	50,416
Series 2021-1A, Class C, 0.74%, 01/15/26	17	16,851
Series 2021-2A, Class D, 1.40%, 04/15/27	300	280,123
Series 2021-4A, Class C, 1.46%, 10/15/27	150	146,308
Series 2022-2A, Class B, 3.65%, 10/15/26	278	276,889
Series 2022-2A, Class C, 3.85%, 07/17/28	300	292,552
Series 2022-4A, Class D, 5.98%, 12/15/28	100	98,042
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	52	50,657
Series 2021-3, Class B, 0.76%, 02/26/29	78	75,527
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	110	108,108
Series 2022-1, Class C, 2.56%, 04/17/28	300	290,559
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/29	110	110,543
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	187,637
Upstart Securitization Trust, Series 2021-4, Class A, 0.84%, 09/20/31(a)	15	14,619
Westlake Automobile Receivables Trust(a) 6.64%, 11/15/28	60	60,428
Series 2022-3A, Class C, 6.44%, 12/15/27	160	159,645

Total Asset-Backed Securities — 7.1% (Cost: $2,757,268)		2,743,540

Corporate Bonds

Automobiles — 0.1%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	46	44,522

Banks — 6.8%
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 2.30%), 5.86%, 09/14/26(b)	200	199,163
Banco Santander SA
5.59%, 08/08/28	200	198,636
6.61%, 11/07/28	200	207,122
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	105	94,782
(1-day SOFR + 2.04%), 4.95%, 07/22/28	55	53,961
Bank of Montreal
3.70%, 06/07/25	35	34,052
2.65%, 03/08/27	20	18,495
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	25	22,344
Bank of Nova Scotia, 2.70%, 08/03/26	5	4,670
Citigroup, Inc., 3.70%, 01/12/26	50	48,337
HSBC Holdings PLC, (1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	200	176,054
ING Groep NV, 3.55%, 04/09/24	400	396,838
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.81%), 6.25%, 10/23/34	25	26,111
(1-day SOFR + 1.85%), 5.35%, 06/01/34	70	68,356
(1-day SOFR + 1.99%), 4.85%, 07/25/28	60	59,068

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.(b) (continued)
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27	$115	$104,303
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	200	199,130
Royal Bank of Canada
2.25%, 11/01/24	18	17,456
5.20%, 08/01/28	30	29,894
Santander Holdings USA, Inc.(b)
(1-day SOFR + 2.36%), 6.50%, 03/09/29	160	161,607
(1-day SOFR + 2.70%), 6.57%, 06/12/29	80	80,500
Sumitomo Mitsui Financial Group, Inc.
5.85%, 07/13/30	200	203,602
5.77%, 01/13/33	200	203,873
UniCredit SpA, (5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32(a)(b)	30	28,250

		2,636,604

Beverages — 1.6%
Coca-Cola Co.
3.00%, 03/05/51	365	258,660
2.50%, 03/15/51	90	56,519
PepsiCo, Inc.
2.63%, 03/19/27	80	74,883
2.88%, 10/15/49	25	17,126
4.20%, 07/18/52	200	172,993
4.65%, 02/15/53	50	46,432

		626,613

Biotechnology — 0.2%
Biogen, Inc., 3.25%, 02/15/51	10	6,498
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	150	91,026

		97,524

Building Materials — 0.8%
Trane Technologies Financing Ltd., 3.80%, 03/21/29	320	301,692

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	5	4,505
Carrier Global Corp., 3.38%, 04/05/40	70	52,426
Owens Corning, 4.30%, 07/15/47	100	79,361

		136,292

Capital Markets — 2.6%
Ameriprise Financial, Inc., 5.15%, 05/15/33	50	48,927
Ares Capital Corp.
7.00%, 01/15/27	40	40,446
2.88%, 06/15/27	50	44,599
Barings BDC, Inc., 3.30%, 11/23/26	15	13,426
Blackstone Private Credit Fund, 4.70%, 03/24/25	15	14,613
Charles Schwab Corp., (1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	40	40,601
CME Group, Inc., 2.65%, 03/15/32	15	12,746
Coinbase Global, Inc., 3.63%, 10/01/31(a)	8	5,883
FactSet Research Systems, Inc.
2.90%, 03/01/27	80	73,830
3.45%, 03/01/32	23	19,586
FS KKR Capital Corp., 3.13%, 10/12/28	105	88,420
Goldman Sachs Group, Inc.
4.25%, 10/21/25	25	24,350
3.75%, 02/25/26	25	24,122
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	100	90,730
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	50	46,456
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	50	47,201
Intercontinental Exchange, Inc., 3.00%, 06/15/50	25	16,366
Invesco Finance PLC, 3.75%, 01/15/26	25	24,142

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley
5.00%, 11/24/25	$50	$49,452
3.97%, 07/22/38(b)	10	8,332
6.38%, 07/24/42	25	27,284
4.38%, 01/22/47	5	4,202
(1-day SOFR + 0.53%), 0.79%, 05/30/25(b)	50	48,591
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	65	58,360
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	55	52,699
S&P Global, Inc.
2.45%, 03/01/27	45	41,703
5.25%, 09/15/33(a)	30	30,240
2.30%, 08/15/60	10	5,352

		1,002,659

Chemicals — 0.2%
Chemours Co., 5.75%, 11/15/28(a)	9	8,147
LYB International Finance III LLC, 4.20%, 05/01/50	10	7,356
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	48	42,524
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	5	4,403
Tronox, Inc., 4.63%, 03/15/29(a)	2	1,700

		64,130

Commercial Services & Supplies — 0.1%
APX Group, Inc., 5.75%, 07/15/29(a)	7	6,250
Massachusetts Institute of Technology, 3.07%, 04/01/52	12	8,285
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)	14	13,444
Steelcase, Inc., 5.13%, 01/18/29	4	3,667

		31,646

Communications Equipment — 0.6%
Motorola Solutions, Inc.
2.30%, 11/15/30	160	129,959
2.75%, 05/24/31	100	82,310
5.50%, 09/01/44	10	9,197

		221,466

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)	5	5,184

Construction Materials(a) — 0.0%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	5	4,888
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31	10	10,171

		15,059

Consumer Discretionary — 0.7%
Quanta Services, Inc.
0.95%, 10/01/24	95	91,136
2.90%, 10/01/30	110	92,625
2.35%, 01/15/32	85	66,561
3.05%, 10/01/41	45	30,564

		280,886

Consumer Finance — 0.2%
American Express Co., (1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	40	38,573
goeasy Ltd., 9.25%, 12/01/28(a)	10	10,272
OneMain Finance Corp., 9.00%, 01/15/29	10	10,314

		59,159

Security	Par (000)	Value

Diversified Consumer Services — 0.0%
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29(a)	$5	$5,096

Diversified REITs — 0.5%
Digital Realty Trust LP, 5.55%, 01/15/28	170	169,781
Essential Properties LP, 2.95%, 07/15/31	30	22,521

		192,302

Diversified Telecommunication Services — 0.4%
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	64	62,880
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	2	1,650
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	4	3,939
Koninklijke KPN NV, 8.38%, 10/01/30	50	57,248
Level 3 Financing, Inc., 10.50%, 05/15/30	12	11,130
Level 3 New Money TSA, 11.00%, 11/15/29(a)	3	2,706
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	13	12,787
6.50%, 02/15/29	6	3,992

		156,332

Electric Utilities — 0.8%
Avangrid, Inc.
3.15%, 12/01/24	50	48,584
3.80%, 06/01/29	100	90,991
Connecticut Light and Power Co., 5.25%, 01/15/53	50	47,337
Eversource Energy, 3.45%, 01/15/50	50	33,869
Exelon Corp.
5.10%, 06/15/45	25	22,388
5.60%, 03/15/53	40	38,324
PECO Energy Co., 3.00%, 09/15/49	25	16,221

		297,714

Electrical Equipment — 0.1%
Hubbell, Inc., 3.50%, 02/15/28	35	32,838

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	27	23,250
Vontier Corp., 2.95%, 04/01/31	50	39,763

		63,013

Entertainment — 0.1%
Electronic Arts, Inc., 2.95%, 02/15/51	20	12,973
NCL Corp. Ltd., 8.13%, 01/15/29(a)	10	10,183

		23,156

Financial Services — 1.3%
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	5	3,909
Burford Capital Global Finance LLC, 6.88%, 04/15/30(a)	5	4,700
DH Europe Finance II SARL
2.60%, 11/15/29	270	236,411
3.40%, 11/15/49	15	10,878
Fiserv, Inc.
5.45%, 03/02/28	40	40,330
3.50%, 07/01/29	25	22,843
4.40%, 07/01/49	30	24,669
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	5	5,283
12.25%, 10/01/30	10	10,551
Mastercard, Inc.
3.95%, 02/26/48	25	20,775
3.65%, 06/01/49	10	7,901
3.85%, 03/26/50	20	16,337
2.95%, 03/15/51	75	51,388

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
United Wholesale Mortgage LLC(a)
5.50%, 11/15/25	$13	$12,638
5.50%, 04/15/29	13	11,631
Visa, Inc., 3.65%, 09/15/47	48	37,970

		518,214

Food Products — 1.2%
Diageo Capital PLC, 2.13%, 04/29/32	350	278,102
Kellanova, 3.25%, 04/01/26	50	47,791
Unilever Capital Corp., 1.75%, 08/12/31	200	159,913

		485,806

Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	57	54,441
9.38%, 06/01/28(a)	10	10,259
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	10	9,905
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	5	4,425

		79,030

Ground Transportation — 0.1%
Canadian National Railway Co., 4.40%, 08/05/52	20	17,240
GN Bondco LLC, 9.50%, 10/15/31(a)	16	15,197
Ryder System, Inc., 5.65%, 03/01/28	10	10,098

		42,535

Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	10	10,225
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	10	10,017

		20,242

Health Care Providers & Services — 2.2%
Allina Health System, Series 2021, 2.90%, 11/15/51	10	5,959
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50.	4	2,532
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	7	4,158
Cencora, Inc.
2.70%, 03/15/31	83	69,682
4.30%, 12/15/47	118	98,998
DaVita, Inc., 4.63%, 06/01/30(a)	63	53,249
Elevance Health, Inc., 2.38%, 01/15/25	25	24,131
Encompass Health Corp., 4.75%, 02/01/30	18	16,356
HCA, Inc.
5.25%, 06/15/26	5	4,957
5.50%, 06/01/33	16	15,732
3.50%, 07/15/51	10	6,552
4.63%, 03/15/52	40	31,678
5.90%, 06/01/53	60	57,054
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	5	5,075
Humana, Inc.
5.75%, 03/01/28	5	5,101
3.70%, 03/23/29	20	18,701
Kaiser Foundation Hospitals, Series 2021, 3.00%, 06/01/51	7	4,530
Tenet Healthcare Corp., 6.13%, 10/01/28	28	27,146
UnitedHealth Group, Inc.
4.20%, 05/15/32	190	179,072
4.45%, 12/15/48	45	38,840
5.88%, 02/15/53	55	58,447
5.05%, 04/15/53	80	75,800

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.13%, 05/15/60	$50	$32,288
WakeMed, Series A, 3.29%, 10/01/52	6	3,933

		839,971

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.(a)
8.13%, 07/01/27	8	8,150
7.00%, 02/15/30	23	23,021
Darden Restaurants, Inc., 4.55%, 02/15/48	50	39,714
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)	5	5,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	4	3,603

		79,738

Household Durables — 0.5%
NVR, Inc., 3.00%, 05/15/30	150	129,306
PulteGroup, Inc., 5.00%, 01/15/27	60	59,590

		188,896

Industrial Conglomerates — 0.5%
nVent Finance SARL, 5.65%, 05/15/33	130	125,065
Pentair Finance SARL, 4.50%, 07/01/29	70	65,670

		190,735

Insurance — 0.9%
Arthur J Gallagher & Co.
3.50%, 05/20/51	85	58,354
5.75%, 03/02/53	20	19,393
Brown & Brown, Inc., 4.95%, 03/17/52	20	16,607
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	30	27,529
4.20%, 03/01/48	160	129,882
5.45%, 03/15/53	50	48,812
NFP Corp., 8.50%, 10/01/31(a)	5	5,164
Travelers Cos., Inc., 3.75%, 05/15/46	25	19,044
Unum Group, 4.13%, 06/15/51	30	20,715

		345,500

IT Services — 0.7%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	5	5,129
CGI, Inc., 2.30%, 09/14/31	130	101,792
International Business Machines Corp., 4.00%, 07/27/25	135	132,383
VeriSign, Inc., 2.70%, 06/15/31	55	45,109
VT Topco, Inc., 8.50%, 08/15/30(a)	5	5,120

		289,533

Life Sciences Tools & Services(a) — 0.5%
Fortrea Holdings, Inc., 7.50%, 07/01/30	2	1,980
IQVIA, Inc., 5.70%, 05/15/28	200	199,426
Star Parent, Inc., 9.00%, 10/01/30	5	5,193

		206,599

Machinery — 0.1%
Cummins, Inc., 2.60%, 09/01/50	30	18,429
Snap-on, Inc., 4.10%, 03/01/48	15	12,164
Wabash National Corp., 4.50%, 10/15/28(a)	24	20,519

		51,112

Media(a) — 0.1%
Cable One, Inc., 4.00%, 11/15/30	5	3,903
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29	5	4,637

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27	$30	$26,995
EquipmentShare.com, Inc., 9.00%, 05/15/28	5	4,925
Nexstar Media, Inc., 4.75%, 11/01/28	8	7,081
Univision Communications, Inc., 8.00%, 08/15/28	5	5,054

		52,595

Metals & Mining — 0.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	5	5,101
ATI, Inc., 7.25%, 08/15/30	10	10,047
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(a)	12	11,674
FMG Resources August Pty. Ltd.(a)
5.88%, 04/15/30	29	27,881
6.13%, 04/15/32	30	28,994
Mineral Resources Ltd.(a)
9.25%, 10/01/28	10	10,342
8.50%, 05/01/30	100	101,096
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	120	97,044
Taseko Mines Ltd., 7.00%, 02/15/26(a)	2	1,870

		294,049

Multi-Utilities — 0.3%
Public Service Electric and Gas Co., 3.00%, 03/01/51	120	78,608
San Diego Gas & Electric Co.
6.00%, 06/01/39	25	25,438
4.15%, 05/15/48	15	11,896

		115,942

Oil, Gas & Consumable Fuels — 1.1%
CGG SA, 8.75%, 04/01/27(a)	50	45,375
Cheniere Energy, Inc., 4.63%, 10/15/28	170	161,792
CNX Resources Corp., 6.00%, 01/15/29(a)	11	10,490
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(a)	10	10,301
ONEOK, Inc.
4.45%, 09/01/49	40	30,975
7.15%, 01/15/51	30	32,128
Targa Resources Corp., 6.15%, 03/01/29	30	30,648
Valaris Ltd., 8.38%, 04/30/30(a)	5	5,030
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	5	4,957
9.50%, 02/01/29	18	18,572
8.38%, 06/01/31	5	4,927
9.88%, 02/01/32	18	18,447
Vermilion Energy, Inc., 6.88%, 05/01/30(a)	57	54,071

		427,713

Passenger Airlines(a) — 0.0%
United Airlines, Inc.
4.38%, 04/15/26	4	3,804
4.63%, 04/15/29	14	12,498

		16,302

Pharmaceuticals — 3.0%
Astrazeneca Finance LLC
2.25%, 05/28/31	160	133,189
4.88%, 03/03/33	90	89,526
AstraZeneca PLC, 3.38%, 11/16/25	50	48,453
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	14	8,750
Bristol-Myers Squibb Co., 3.90%, 03/15/62	45	33,148
Eli Lilly & Co., 4.95%, 02/27/63	190	183,339
Jazz Securities DAC, 4.38%, 01/15/29(a)	100	89,963
Johnson & Johnson, 2.25%, 09/01/50	130	79,894
Merck & Co., Inc.
3.60%, 09/15/42	50	40,032

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
5.00%, 05/17/53	$40	$38,483
Novartis Capital Corp.
2.20%, 08/14/30	190	162,003
2.75%, 08/14/50	15	9,979
Zoetis, Inc.
4.50%, 11/13/25	100	98,213
5.40%, 11/14/25	140	139,830
2.00%, 05/15/30	20	16,547

		1,171,349

Professional Services — 1.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	400	353,406
1.25%, 09/01/30	50	40,177
TriNet Group, Inc., 7.13%, 08/15/31(a)	10	10,100

		403,683

Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26	30	29,384
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	5	5,087

		34,471

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom, Inc., 3.75%, 02/15/51(a)	160	116,549
Lam Research Corp., 3.75%, 03/15/26	100	97,211
Micron Technology, Inc., 6.75%, 11/01/29	10	10,484
NCR Atleos Corp., 9.50%, 04/01/29(a)	10	10,327
NVIDIA Corp.
3.20%, 09/16/26	100	96,152
2.00%, 06/15/31	200	165,485
3.50%, 04/01/50	160	123,844
3.70%, 04/01/60	50	38,483
Texas Instruments, Inc.
1.75%, 05/04/30	23	19,325
3.65%, 08/16/32	40	36,437
2.70%, 09/15/51	40	25,335
4.10%, 08/16/52	65	53,024

		792,656

Software — 2.9%
Academy Ltd., 6.00%, 11/15/27(a)	8	7,806
Adobe, Inc., 2.15%, 02/01/27	420	388,629
Intuit, Inc.
1.65%, 07/15/30	282	228,355
5.20%, 09/15/33	20	20,158
Microsoft Corp.
2.53%, 06/01/50	25	16,093
2.92%, 03/17/52	50	34,525
2.68%, 06/01/60	50	31,424
MicroStrategy, Inc., 6.13%, 06/15/28(a)	8	7,377
Oracle Corp.
5.55%, 02/06/53	30	28,281
3.85%, 04/01/60	65	44,643
Roper Technologies, Inc., 2.95%, 09/15/29	25	22,229
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	11	9,967
ServiceNow, Inc., 1.40%, 09/01/30	100	79,525
VMware, Inc., 1.80%, 08/15/28	250	214,366

		1,133,378

Specialized REITs — 0.2%
American Tower Corp., 4.00%, 06/01/25	35	34,104
Iron Mountain, Inc., 5.25%, 07/15/30(a)	60	55,023

		89,127

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail — 0.4%
Bath & Body Works, Inc., 6.95%, 03/01/33	$12	$11,222
Foot Locker, Inc., 4.00%, 10/01/29(a)	10	8,072
Gap, Inc., 3.63%, 10/01/29(a)	4	3,293
Home Depot, Inc.
3.30%, 04/15/40	50	38,960
3.35%, 04/15/50	50	35,982
2.38%, 03/15/51	50	29,149
Lowe’s Cos., Inc., 3.75%, 04/01/32	22	19,685

		146,363

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.85%, 08/05/61	20	12,763
4.10%, 08/08/62	15	12,448
Hewlett Packard Enterprise Co., 6.10%, 04/01/26	30	30,042
Western Digital Corp., 4.75%, 02/15/26	20	19,295
Xerox Holdings Corp., 5.50%, 08/15/28(a)	33	27,503

		102,051

Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35%, 11/27/28	30	30,229
7.70%, 11/27/30	20	20,275

		50,504

Trading Companies & Distributors(a) — 0.2%
Boise Cascade Co., 4.88%, 07/01/30	56	50,960
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30	10	10,173

		61,133

Transportation Infrastructure — 0.2%
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	80	60,963

Total Corporate Bonds — 37.5% (Cost: $15,652,230)		14,584,077

Foreign Agency Obligations

Chile — 0.4%
Chile Government International Bond, 2.55%, 07/27/33	200	159,100

Mexico — 0.2%
Mexico Government International Bond, 5.55%, 01/21/45	80	72,040

Panama — 0.1%
Panama Government International Bond, 9.38%, 04/01/29	25	27,825

Total Foreign Agency Obligations — 0.7% (Cost: $287,406)		258,965

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	35	22,694
California State University, Refunding RB, Series B, 2.72%, 11/01/52	20	12,409
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	27,460
State of California, GO, BAB, 7.30%, 10/01/39	50	57,650

		120,213

Security	Par (000)	Value

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	$15	$13,200

Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	10	7,605

Michigan — 0.1%
University of Michigan, RB, Series B, 3.50%, 04/01/52	9	6,788
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	14	11,546

		18,334

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	11,540

New York — 0.0%
City of New York, GO, Series B-1, 5.83%, 10/01/53	5	5,271

North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	20	13,635

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	48,469

Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	10	6,977

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	20	12,185

Total Municipal Bonds — 0.7% (Cost: $342,849)		257,429

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 4.9%
Connecticut Avenue Securities Trust(a)
Series 2019-R07, Class 1M2, (30-day Avg SOFR + 2.51%), 7.84%, 04/25/31	7	6,910
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.49%, 01/25/40	159	161,431
Series 2020-R02, Class 2M2, (30-day Avg SOFR + 2.11%), 7.44%, 01/25/40	266	265,751
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.33%, 03/25/42	194	195,678
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.28%, 06/25/42	109	112,239
Fannie Mae Connecticut Avenue Securities
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.64%, 08/25/30	117	118,897
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.23%, 11/25/41(a)	53	52,647
Freddie Mac STACR REMIC Trust(a)
(30-day Avg SOFR + 1.85%), 7.17%, 11/25/43	100	100,306
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.08%, 10/25/33	37	36,998
Series 2021-DNA3, Class M2, (30-day Avg SOFR + 2.10%), 7.43%, 10/25/33	170	170,411

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-DNA5, Class M2, (30-day Avg SOFR + 1.65%), 6.98%, 01/25/34	$115	$114,520
Series 2021-DNA6, Class M1, (30-day Avg SOFR + 0.80%), 6.13%, 10/25/41	139	138,501
Series 2021-HQA2, Class M1, (30-day Avg SOFR + 0.70%), 6.03%, 12/25/33	14	13,597
Series 2022-DNA5, Class M1A, (30-day Avg SOFR + 2.95%), 8.28%, 06/25/42	179	183,138
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.43%, 03/25/42	212	213,757

		1,884,781

Commercial Mortgage-Backed Securities — 0.5%
BBCMS Mortgage Trust, Class A5, 5.45%, 04/15/56	20	19,668
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/53	200	150,972
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A5, 3.70%, 11/15/48	45	42,948

		213,588

Total Non-Agency Mortgage-Backed Securities — 5.4% (Cost: $2,136,816)		2,098,369

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 34.7%
Fannie Mae, Series 2018-M4, Class A2, 3.17%, 03/25/28(b)	190	177,787
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/29 - 06/01/47	221	200,484
3.50%, 03/01/46 - 06/01/49	245	221,011
4.00%, 02/01/47 - 01/01/48	54	50,053
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	96,906
Ginnie Mae Mortgage-Backed Securities
3.00%, 05/20/45 - 11/20/51	919	801,077
3.50%, 06/20/45 - 09/20/48	591	535,740
4.00%, 03/20/46 - 12/20/52	267	249,219
2.50%, 12/20/46 - 12/20/53(c)	1,320	1,102,640
4.50%, 07/20/47 - 12/20/53(c)	608	575,389
2.00%, 10/20/51 - 12/20/51	622	501,513
5.00%, 12/20/52 - 12/20/53(c)	1,137	1,104,011
5.50%, 03/20/53 - 12/20/53(c)	149	149,013
6.00%, 12/20/53(c)	250	251,791
6.50%, 12/20/53(c)	75	76,269
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 05/01/51	575	504,232
2.50%, 04/01/32 - 12/13/53(c)	1,565	1,309,945
4.00%, 05/01/33 - 12/13/53(c)	455	420,133
3.50%, 02/01/34 - 12/13/52(c)	323	292,468
2.00%, 12/01/35 - 12/13/53(c)	3,024	2,440,370
1.50%, 03/01/36 - 11/01/51	162	121,132
5.00%, 03/01/41 - 12/13/53(c)	1,797	1,735,028
4.50%, 02/01/48 - 04/01/49	140	133,349
5.50%, 03/01/53 - 06/01/53	255	253,165

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
6.00%, 12/13/53(c)	$50	$50,139
6.50%, 12/13/53(c)	125	126,973

		13,479,837

Total U.S. Government Sponsored Agency Securities — 34.7% (Cost: $15,153,762)		13,479,837

U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26	100	102,762
3.88%, 02/15/43	125	111,499
3.38%, 11/15/48	825	666,252
2.88%, 05/15/49	275	202,104
1.25%, 05/15/50	150	73,658
U.S. Treasury Notes
4.63%, 06/30/25	850	846,779
0.25%, 09/30/25	400	368,672
0.75%, 08/31/26	2,100	1,898,695
4.00%, 02/29/28	800	789,000
0.63%, 05/15/30	500	395,566

Total U.S. Treasury Obligations — 14.0% (Cost: $5,999,928)		5,454,987

Total Long-Term Investments — 100.1% (Cost: $42,330,259)		38,877,204

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(d)(e)	536,703	536,703

	Par (000)

U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds, 7.50%, 11/15/24	$200	204,867
U.S. Treasury Notes
2.25%, 03/31/24	300	296,941
2.00%, 06/30/24	1,200	1,177,172
2.38%, 08/15/24	200	195,938

		1,874,918

Total Short-Term Securities — 6.2% (Cost: $2,447,627)		2,411,621

Total Investments Before TBA Sale Commitments — 106.3% (Cost: $44,777,886)		41,288,825

TBA Sale Commitments(c)

Mortgage-Backed Securities — (4.4)%
Ginnie Mae Mortgage-Backed Securities, 2.50%, 12/20/53	(75)	(62,602)
Uniform Mortgage-Backed Securities
2.50%, 12/13/53	(100)	(80,953)
4.50%, 12/13/53	(185)	(173,212)

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 12/13/53	$(1,417)	$(1,363,526)
6.50%, 12/13/53	(25)	(25,394)

Total TBA Sale Commitments — (4.4)% (Proceeds: $(1,679,139))		(1,705,687)

Total Investments, Net of TBA Sale Commitments — 101.9% (Cost: $43,098,747)		39,583,138

Liabilities in Excess of Other Assets — (1.9)%		(730,812)

Net Assets — 100.0%		$38,852,326

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,258,114	$—	$(721,411	)(a)	$—	$—	$536,703	536,703	$10,507	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	3	12/07/23	$432	$5,736
10-Year Australian Treasury Bonds	3	12/15/23	223	1,412
10-Year U.S. Treasury Note	16	03/19/24	1,757	9,187
10-Year U.S. Ultra Long Treasury Note	3	03/19/24	341	2,141
U.S. Long Bond	15	03/19/24	1,748	10,793
2-Year U.S. Treasury Note	7	03/28/24	1,432	4,744
5-Year U.S. Treasury Note	31	03/28/24	3,314	12,007

				46,020

Short Contracts
Euro OAT	4	12/07/23	553	(3,618)
10-Year Canadian Bond	4	03/19/24	353	(2,684)
Ultra U.S. Treasury Bond	3	03/19/24	369	(2,518)
Long Gilt	2	03/26/24	244	2,018

				(6,802)

				$39,218

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	30,000	USD	19,479	Bank of America N.A.	12/20/23	$354
AUD	10,000	USD	6,497	Barclays Bank PLC	12/20/23	114
AUD	10,000	USD	6,392	Barclays Bank PLC	12/20/23	219
AUD	20,000	USD	13,125	Barclays Bank PLC	12/20/23	97
AUD	20,000	USD	12,724	Barclays Bank PLC	12/20/23	498
AUD	20,000	USD	12,649	Barclays Bank PLC	12/20/23	573
AUD	20,000	USD	12,644	Barclays Bank PLC	12/20/23	578
AUD	10,000	USD	6,374	Goldman Sachs International	12/20/23	237
AUD	60,000	USD	37,841	HSBC Bank PLC	12/20/23	1,825
AUD	10,000	USD	6,322	Morgan Stanley & Co. International PLC	12/20/23	289
BRL	280,000	USD	54,825	BNP Paribas SA	12/20/23	1,948
BRL	20,000	USD	3,941	Morgan Stanley & Co. International PLC	12/20/23	115
BRL	40,000	USD	7,896	Morgan Stanley & Co. International PLC	12/20/23	215
BRL	50,000	USD	9,785	Morgan Stanley & Co. International PLC	12/20/23	353
BRL	160,000	USD	32,317	Morgan Stanley & Co. International PLC	12/20/23	124
CAD	20,000	USD	14,593	Bank of America N.A.	12/20/23	150
CAD	10,000	USD	7,310	HSBC Bank PLC	12/20/23	61
CAD	20,000	USD	14,572	HSBC Bank PLC	12/20/23	172
CAD	10,000	USD	7,233	JPMorgan Chase Bank N.A.	12/20/23	138
CAD	10,000	USD	7,338	Morgan Stanley & Co. International PLC	12/20/23	34
CAD	10,000	USD	7,314	Morgan Stanley & Co. International PLC	12/20/23	58
CAD	30,000	USD	22,072	Morgan Stanley & Co. International PLC	12/20/23	43
CAD	10,000	USD	7,307	Nomura International PLC	12/20/23	65
CAD	20,000	USD	14,602	Nomura International PLC	12/20/23	141
CHF	10,000	USD	11,116	Barclays Bank PLC	12/20/23	324
CHF	10,000	USD	11,050	BNP Paribas SA	12/20/23	390
CHF	10,000	USD	11,354	Citibank N.A.	12/20/23	87
CHF	20,000	USD	22,238	Goldman Sachs International	12/20/23	643
CHF	20,000	USD	22,255	JPMorgan Chase Bank N.A.	12/20/23	625
CHF	10,000	USD	11,301	Morgan Stanley & Co. International PLC	12/20/23	139
CHF	10,000	USD	11,051	Morgan Stanley & Co. International PLC	12/20/23	390
CHF	10,000	USD	11,019	Morgan Stanley & Co. International PLC	12/20/23	421
CHF	30,000	USD	33,018	Morgan Stanley & Co. International PLC	12/20/23	1,302
CHF	30,000	USD	32,771	Morgan Stanley & Co. International PLC	12/20/23	1,550
CHF	90,000	USD	99,320	Morgan Stanley & Co. International PLC	12/20/23	3,642
CLP	1,000,000	USD	1,057	Barclays Bank PLC	12/20/23	89
CLP	3,000,000	USD	3,299	Barclays Bank PLC	12/20/23	137
CLP	5,855,000	USD	6,357	Barclays Bank PLC	12/20/23	349
CLP	7,000,000	USD	7,972	Barclays Bank PLC	12/20/23	45
CLP	9,000,000	USD	9,986	Barclays Bank PLC	12/20/23	322
CLP	3,000,000	USD	3,396	Citibank N.A.	12/20/23	40
CLP	4,000,000	USD	4,339	Citibank N.A.	12/20/23	242
CLP	4,347,893	USD	4,810	Citibank N.A.	12/20/23	169
CLP	3,000,000	USD	3,359	Goldman Sachs International	12/20/23	77
CLP	5,000,000	USD	5,720	Goldman Sachs International	12/20/23	6
CLP	652,107	USD	722	Morgan Stanley & Co. International PLC	12/20/23	25
CLP	4,000,000	USD	4,509	Morgan Stanley & Co. International PLC	12/20/23	72
CLP	5,000,000	USD	5,366	Morgan Stanley & Co. International PLC	12/20/23	361
COP	20,000,000	USD	4,892	Bank of America N.A.	12/20/23	71
COP	20,000,000	USD	4,636	Barclays Bank PLC	12/20/23	327
COP	20,000,000	USD	4,849	Citibank N.A.	12/20/23	114
COP	10,000,000	USD	2,313	Goldman Sachs International	12/20/23	169
COP	10,000,000	USD	2,309	Goldman Sachs International	12/20/23	173
COP	20,000,000	USD	4,699	Goldman Sachs International	12/20/23	264
COP	100,000,000	USD	23,863	Goldman Sachs International	12/20/23	953
COP	40,000,000	USD	9,755	JPMorgan Chase Bank N.A.	12/20/23	171
COP	10,000,000	USD	2,397	Morgan Stanley & Co. International PLC	12/20/23	85
COP	30,000,000	USD	6,996	Morgan Stanley & Co. International PLC	12/20/23	448
CZK	1,500,000	USD	64,034	BNP Paribas SA	12/20/23	3,098
CZK	400,000	USD	17,229	Citibank N.A.	12/20/23	673
CZK	100,000	USD	4,260	Goldman Sachs International	12/20/23	215
CZK	100,000	USD	4,428	Morgan Stanley & Co. International PLC	12/20/23	47

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	1,800,000	USD	77,275	Morgan Stanley & Co. International PLC	12/20/23	$3,283
EUR	40,000	USD	42,961	Citibank N.A.	12/20/23	610
EUR	60,000	USD	64,202	Deutsche Bank AG	12/20/23	1,154
EUR	20,000	USD	21,737	Goldman Sachs International	12/20/23	49
EUR	10,000	USD	10,661	HSBC Bank PLC	12/20/23	232
EUR	10,000	USD	10,549	HSBC Bank PLC	12/20/23	344
EUR	10,000	USD	10,849	JPMorgan Chase Bank N.A.	12/20/23	43
EUR	10,000	USD	10,644	JPMorgan Chase Bank N.A.	12/20/23	249
EUR	10,000	USD	10,768	Morgan Stanley & Co. International PLC	12/20/23	124
EUR	10,000	USD	10,569	Morgan Stanley & Co. International PLC	12/20/23	323
EUR	10,000	USD	10,682	Nomura International PLC	12/20/23	211
GBP	20,000	USD	24,543	Bank of America N.A.	12/20/23	709
GBP	10,000	USD	12,430	Barclays Bank PLC	12/20/23	197
GBP	20,000	USD	25,216	Barclays Bank PLC	12/20/23	36
GBP	60,000	USD	73,003	Citibank N.A.	12/20/23	2,755
GBP	10,000	USD	12,222	Deutsche Bank AG	12/20/23	404
GBP	30,000	USD	36,208	Goldman Sachs International	12/20/23	1,670
GBP	10,000	USD	12,169	HSBC Bank PLC	12/20/23	457
GBP	20,000	USD	24,582	HSBC Bank PLC	12/20/23	670
GBP	10,000	USD	12,173	Morgan Stanley & Co. International PLC	12/20/23	453
HUF	1,000,000	USD	2,678	Barclays Bank PLC	12/20/23	180
HUF	4,000,000	USD	10,815	Deutsche Bank AG	12/20/23	619
HUF	2,000,000	USD	5,446	Goldman Sachs International	12/20/23	271
HUF	4,000,000	USD	11,254	Goldman Sachs International	12/20/23	180
HUF	3,000,000	USD	8,043	JPMorgan Chase Bank N.A.	12/20/23	532
HUF	1,000,000	USD	2,829	Morgan Stanley & Co. International PLC	12/20/23	29
HUF	2,000,000	USD	5,639	Morgan Stanley & Co. International PLC	12/20/23	78
IDR	100,000,000	USD	6,371	Barclays Bank PLC	12/20/23	55
IDR	44,750,000	USD	2,851	Deutsche Bank AG	12/20/23	25
IDR	50,000,000	USD	3,131	Deutsche Bank AG	12/20/23	82
IDR	80,000,000	USD	5,038	Deutsche Bank AG	12/20/23	103
IDR	105,250,000	USD	6,705	Deutsche Bank AG	12/20/23	58
IDR	260,000,000	USD	16,545	Deutsche Bank AG	12/20/23	163
IDR	70,000,000	USD	4,497	Goldman Sachs International	12/20/23	1
IDR	100,050,000	USD	6,428	Morgan Stanley & Co. International PLC	12/20/23	1
IDR	310,000,000	USD	19,728	Morgan Stanley & Co. International PLC	12/20/23	193
ILS	100,000	USD	26,101	Citibank N.A.	12/20/23	717
ILS	200,000	USD	52,388	Citibank N.A.	12/20/23	1,250
INR	1,400,000	USD	16,763	BNP Paribas SA	12/20/23	25
INR	700,000	USD	8,389	Deutsche Bank AG	12/20/23	5
INR	800,000	USD	9,587	Deutsche Bank AG	12/20/23	6
INR	800,000	USD	9,579	Deutsche Bank AG	12/20/23	14
INR	900,000	USD	10,783	Deutsche Bank AG	12/20/23	10
INR	400,000	USD	4,794	Goldman Sachs International	12/20/23	2
INR	3,200,000	USD	38,336	Goldman Sachs International	12/20/23	36
INR	2,500,000	USD	29,951	JPMorgan Chase Bank N.A.	12/20/23	27
INR	400,000	USD	4,795	Morgan Stanley & Co. International PLC	12/20/23	1
INR	1,200,000	USD	14,367	Morgan Stanley & Co. International PLC	12/20/23	23
JPY	2,000,000	USD	13,516	Bank of America N.A.	12/20/23	8
JPY	1,000,000	USD	6,741	JPMorgan Chase Bank N.A.	12/20/23	22
JPY	1,000,000	USD	6,723	Morgan Stanley & Co. International PLC	12/20/23	39
JPY	1,000,000	USD	6,708	Nomura International PLC	12/20/23	54
KRW	3,289,392	USD	2,466	Barclays Bank PLC	12/20/23	65
KRW	7,393,729	USD	5,642	Barclays Bank PLC	12/20/23	48
KRW	15,000,000	USD	11,404	Barclays Bank PLC	12/20/23	139
KRW	20,000,000	USD	15,203	Barclays Bank PLC	12/20/23	188
KRW	5,000,000	USD	3,737	Goldman Sachs International	12/20/23	110
KRW	5,000,000	USD	3,707	Goldman Sachs International	12/20/23	140
KRW	10,000,000	USD	7,462	Goldman Sachs International	12/20/23	233
KRW	10,000,000	USD	7,429	Goldman Sachs International	12/20/23	266
KRW	15,000,000	USD	11,237	Goldman Sachs International	12/20/23	306
KRW	20,000,000	USD	15,390	Goldman Sachs International	12/20/23	1

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	20,000,000	USD	14,804	Goldman Sachs International	12/20/23	$587
KRW	25,000,000	USD	18,531	Goldman Sachs International	12/20/23	707
KRW	32,606,271	USD	24,888	Goldman Sachs International	12/20/23	204
KRW	30,000,000	USD	22,900	JPMorgan Chase Bank N.A.	12/20/23	186
KRW	31,710,608	USD	23,771	JPMorgan Chase Bank N.A.	12/20/23	632
KRW	40,000,000	USD	30,592	JPMorgan Chase Bank N.A.	12/20/23	189
KRW	15,000,000	USD	11,131	Morgan Stanley & Co. International PLC	12/20/23	412
MXN	200,000	USD	10,843	Bank of America N.A.	12/20/23	642
MXN	100,000	USD	5,622	Barclays Bank PLC	12/20/23	121
MXN	100,000	USD	5,509	Barclays Bank PLC	12/20/23	234
MXN	300,000	USD	16,889	Barclays Bank PLC	12/20/23	340
MXN	100,000	USD	5,401	Citibank N.A.	12/20/23	341
MXN	100,000	USD	5,484	Goldman Sachs International	12/20/23	258
MXN	200,000	USD	11,323	JPMorgan Chase Bank N.A.	12/20/23	163
MXN	100,000	USD	5,550	Morgan Stanley & Co. International PLC	12/20/23	193
MXN	100,000	USD	5,520	Morgan Stanley & Co. International PLC	12/20/23	222
MXN	100,000	USD	5,515	Morgan Stanley & Co. International PLC	12/20/23	228
MXN	100,000	USD	5,460	Morgan Stanley & Co. International PLC	12/20/23	283
MXN	200,000	USD	11,005	Morgan Stanley & Co. International PLC	12/20/23	481
NOK	200,000	USD	17,876	Deutsche Bank AG	12/20/23	617
NOK	300,000	USD	27,594	Deutsche Bank AG	12/20/23	147
NOK	200,000	USD	18,260	Goldman Sachs International	12/20/23	233
NOK	400,000	USD	36,656	Goldman Sachs International	12/20/23	331
NOK	100,000	USD	9,158	Morgan Stanley & Co. International PLC	12/20/23	89
NOK	200,000	USD	18,286	Morgan Stanley & Co. International PLC	12/20/23	207
NZD	30,000	USD	18,072	Bank of America N.A.	12/20/23	403
NZD	50,000	USD	29,899	Bank of America N.A.	12/20/23	893
NZD	20,000	USD	11,946	Goldman Sachs International	12/20/23	371
NZD	20,000	USD	11,620	Goldman Sachs International	12/20/23	697
NZD	30,000	USD	18,002	Goldman Sachs International	12/20/23	473
NZD	30,000	USD	17,824	Goldman Sachs International	12/20/23	651
NZD	20,000	USD	11,937	HSBC Bank PLC	12/20/23	380
NZD	20,000	USD	11,840	HSBC Bank PLC	12/20/23	477
NZD	30,000	USD	17,757	Morgan Stanley & Co. International PLC	12/20/23	718
NZD	50,000	USD	29,489	Morgan Stanley & Co. International PLC	12/20/23	1,303
PHP	52,376	USD	938	Bank of America N.A.	12/20/23	6
PHP	218,365	USD	3,905	Barclays Bank PLC	12/20/23	28
PHP	347,624	USD	6,225	Barclays Bank PLC	12/20/23	37
PHP	400,000	USD	7,149	Barclays Bank PLC	12/20/23	56
PHP	81,635	USD	1,460	Citibank N.A.	12/20/23	10
PHP	600,000	USD	10,585	Citibank N.A.	12/20/23	223
PHP	700,000	USD	12,563	Citibank N.A.	12/20/23	47
PHP	200,000	USD	3,520	Deutsche Bank AG	12/20/23	83
PHP	300,000	USD	5,392	JPMorgan Chase Bank N.A.	12/20/23	13
PHP	1,000,000	USD	17,835	Morgan Stanley & Co. International PLC	12/20/23	179
PLN	50,000	USD	11,883	Bank of America N.A.	12/20/23	608
PLN	100,000	USD	23,806	Bank of America N.A.	12/20/23	1,177
PLN	50,000	USD	11,976	Barclays Bank PLC	12/20/23	515
PLN	50,000	USD	11,921	Barclays Bank PLC	12/20/23	570
PLN	50,000	USD	11,919	Citibank N.A.	12/20/23	573
PLN	50,000	USD	11,817	Deutsche Bank AG	12/20/23	674
PLN	50,000	USD	11,726	Goldman Sachs International	12/20/23	766
PLN	150,000	USD	36,369	Goldman Sachs International	12/20/23	1,105
PLN	100,000	USD	23,405	JPMorgan Chase Bank N.A.	12/20/23	1,578
PLN	50,000	USD	11,548	Morgan Stanley & Co. International PLC	12/20/23	944
PLN	100,000	USD	23,745	Societe Generale	12/20/23	1,237
PLN	100,000	USD	23,569	Societe Generale	12/20/23	1,413
SEK	100,000	USD	9,208	Bank of America N.A.	12/20/23	319
SEK	95,000	USD	8,697	Barclays Bank PLC	12/20/23	354
SEK	100,000	USD	9,006	Barclays Bank PLC	12/20/23	522
SEK	200,000	USD	18,001	Barclays Bank PLC	12/20/23	1,055
SEK	300,000	USD	27,630	Barclays Bank PLC	12/20/23	954

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	300,000	USD	27,017	Barclays Bank PLC	12/20/23	$1,567
SEK	89,553	USD	8,209	Citibank N.A.	12/20/23	323
SEK	200,000	USD	18,104	Deutsche Bank AG	12/20/23	952
SEK	310,447	USD	28,438	Deutsche Bank AG	12/20/23	1,141
SEK	400,000	USD	36,918	Deutsche Bank AG	12/20/23	1,193
SEK	200,000	USD	17,909	Goldman Sachs International	12/20/23	1,146
SEK	100,000	USD	9,473	JPMorgan Chase Bank N.A.	12/20/23	55
SEK	405,000	USD	37,111	JPMorgan Chase Bank N.A.	12/20/23	1,477
SEK	100,000	USD	9,487	Morgan Stanley & Co. International PLC	12/20/23	41
SEK	100,000	USD	9,472	Morgan Stanley & Co. International PLC	12/20/23	56
SEK	100,000	USD	9,131	Morgan Stanley & Co. International PLC	12/20/23	397
SGD	10,000	USD	7,344	Barclays Bank PLC	12/20/23	137
SGD	10,000	USD	7,296	Barclays Bank PLC	12/20/23	185
SGD	30,000	USD	22,422	Barclays Bank PLC	12/20/23	21
SGD	30,000	USD	21,900	Barclays Bank PLC	12/20/23	544
SGD	40,000	USD	29,888	Barclays Bank PLC	12/20/23	36
SGD	10,000	USD	7,329	Goldman Sachs International	12/20/23	152
SGD	20,000	USD	14,931	Goldman Sachs International	12/20/23	31
SGD	30,000	USD	21,949	Goldman Sachs International	12/20/23	494
SGD	10,000	USD	7,441	HSBC Bank PLC	12/20/23	40
SGD	10,000	USD	7,463	Morgan Stanley & Co. International PLC	12/20/23	18
SGD	10,000	USD	7,319	Morgan Stanley & Co. International PLC	12/20/23	162
SGD	20,000	USD	14,848	Morgan Stanley & Co. International PLC	12/20/23	114
SGD	20,000	USD	14,672	Morgan Stanley & Co. International PLC	12/20/23	290
THB	200,000	USD	5,554	Barclays Bank PLC	12/20/23	139
THB	300,000	USD	8,476	Barclays Bank PLC	12/20/23	64
THB	300,000	USD	8,338	Barclays Bank PLC	12/20/23	202
THB	300,000	USD	8,312	Barclays Bank PLC	12/20/23	228
THB	300,000	USD	8,301	Barclays Bank PLC	12/20/23	239
THB	300,000	USD	8,262	Barclays Bank PLC	12/20/23	278
THB	300,000	USD	8,479	Citibank N.A.	12/20/23	61
THB	100,000	USD	2,778	HSBC Bank PLC	12/20/23	69
THB	600,000	USD	16,287	HSBC Bank PLC	12/20/23	793
THB	100,000	USD	2,790	JPMorgan Chase Bank N.A.	12/20/23	57
THB	200,000	USD	5,488	JPMorgan Chase Bank N.A.	12/20/23	205
THB	300,000	USD	8,170	Morgan Stanley & Co. International PLC	12/20/23	370
THB	500,000	USD	13,908	Morgan Stanley & Co. International PLC	12/20/23	326
TWD	4,055	USD	127	Bank of America N.A.	12/20/23	3
TWD	300,000	USD	9,322	Bank of America N.A.	12/20/23	268
TWD	505,785	USD	15,745	Bank of America N.A.	12/20/23	424
TWD	145,945	USD	4,555	Barclays Bank PLC	12/20/23	111
TWD	400,000	USD	12,749	Barclays Bank PLC	12/20/23	39
TWD	150,000	USD	4,689	BNP Paribas SA	12/20/23	106
TWD	200,000	USD	6,189	Deutsche Bank AG	12/20/23	204
TWD	494,215	USD	15,385	Deutsche Bank AG	12/20/23	415
TWD	500,000	USD	15,486	Deutsche Bank AG	12/20/23	499
TWD	500,000	USD	15,527	JPMorgan Chase Bank N.A.	12/20/23	457
TWD	800,000	USD	25,258	Morgan Stanley & Co. International PLC	12/20/23	317
USD	4,079	BRL	20,000	Bank of America N.A.	12/20/23	23
USD	4,065	BRL	20,000	Barclays Bank PLC	12/20/23	10
USD	10,158	BRL	50,000	Barclays Bank PLC	12/20/23	20
USD	6,148	BRL	30,000	Goldman Sachs International	12/20/23	65
USD	4,969	COP	20,000,000	Goldman Sachs International	12/20/23	6
USD	4,476	CZK	100,000	Citibank N.A.	12/20/23	—
USD	10,921	EUR	10,000	Deutsche Bank AG	12/20/23	28
USD	10,938	EUR	10,000	Morgan Stanley & Co. International PLC	12/20/23	46
USD	12,691	GBP	10,000	Barclays Bank PLC	12/20/23	65
USD	12,651	GBP	10,000	JPMorgan Chase Bank N.A.	12/20/23	24
USD	2,564	HKD	20,000	Goldman Sachs International	12/20/23	4
USD	11,524	HKD	90,000	Morgan Stanley & Co. International PLC	12/20/23	1
USD	9,008	IDR	140,000,000	Bank of America N.A.	12/20/23	12
USD	7,120	IDR	110,000,000	Morgan Stanley & Co. International PLC	12/20/23	51

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,209	INR	600,000	Bank of America N.A.	12/20/23	$14
USD	7,200	INR	600,000	Barclays Bank PLC	12/20/23	5
USD	9,594	INR	800,000	Barclays Bank PLC	12/20/23	1
USD	13,200	INR	1,100,000	Barclays Bank PLC	12/20/23	9
USD	3,598	INR	300,000	Citibank N.A.	12/20/23	—
USD	20,415	INR	1,700,000	Goldman Sachs International	12/20/23	30
USD	14,432	INR	1,200,000	Societe Generale	12/20/23	43
USD	7,742	KRW	10,000,000	Barclays Bank PLC	12/20/23	47
USD	11,616	KRW	15,000,000	Goldman Sachs International	12/20/23	73
USD	19,332	KRW	25,000,000	Morgan Stanley & Co. International PLC	12/20/23	93
USD	5,784	MXN	100,000	Bank of America N.A.	12/20/23	41
USD	11,513	MXN	200,000	HSBC Bank PLC	12/20/23	28
USD	5,816	MXN	100,000	Morgan Stanley & Co. International PLC	12/20/23	73
USD	18,498	NOK	200,000	Barclays Bank PLC	12/20/23	4
USD	18,542	NOK	200,000	Deutsche Bank AG	12/20/23	48
USD	18,524	NOK	200,000	JPMorgan Chase Bank N.A.	12/20/23	31
USD	9,309	NOK	100,000	Morgan Stanley & Co. International PLC	12/20/23	63
USD	9,579	SEK	100,000	Morgan Stanley & Co. International PLC	12/20/23	51
USD	8,556	THB	300,000	Goldman Sachs International	12/20/23	16
USD	6,398	TWD	200,000	Morgan Stanley & Co. International PLC	12/20/23	4
USD	5,325	ZAR	100,000	Barclays Bank PLC	12/20/23	28
USD	5,336	ZAR	100,000	Goldman Sachs International	12/20/23	39
ZAR	100,000	USD	5,267	Barclays Bank PLC	12/20/23	31
ZAR	100,000	USD	5,234	Barclays Bank PLC	12/20/23	63
ZAR	100,000	USD	5,296	Goldman Sachs International	12/20/23	1
ZAR	100,000	USD	5,274	Goldman Sachs International	12/20/23	24
ZAR	100,000	USD	5,286	Morgan Stanley & Co. International PLC	12/20/23	12

						94,066

BRL	170,000	USD	34,531	Barclays Bank PLC	12/20/23	(61)
BRL	80,000	USD	16,278	Goldman Sachs International	12/20/23	(57)
BRL	60,000	USD	12,208	Morgan Stanley & Co. International PLC	12/20/23	(42)
CHF	10,000	USD	11,442	JPMorgan Chase Bank N.A.	12/20/23	(2)
CLP	6,000,000	USD	6,888	Goldman Sachs International	12/20/23	(16)
CLP	5,000,000	USD	5,736	Morgan Stanley & Co. International PLC	12/20/23	(9)
COP	20,000,000	USD	4,987	Goldman Sachs International	12/20/23	(23)
COP	40,000,000	USD	9,938	JPMorgan Chase Bank N.A.	12/20/23	(12)
EUR	30,000	USD	32,733	Goldman Sachs International	12/20/23	(55)
EUR	10,000	USD	10,919	JPMorgan Chase Bank N.A.	12/20/23	(26)
GBP	30,000	USD	37,983	Goldman Sachs International	12/20/23	(104)
HUF	2,000,000	USD	5,733	Barclays Bank PLC	12/20/23	(16)
HUF	2,000,000	USD	5,738	Deutsche Bank AG	12/20/23	(21)
HUF	2,000,000	USD	5,737	Goldman Sachs International	12/20/23	(20)
HUF	2,000,000	USD	5,734	Goldman Sachs International	12/20/23	(17)
HUF	1,000,000	USD	2,865	Morgan Stanley & Co. International PLC	12/20/23	(7)
IDR	13,069,081	USD	841	Bank of America N.A.	12/20/23	(2)
IDR	180,000,000	USD	11,613	Bank of America N.A.	12/20/23	(46)
IDR	66,930,919	USD	4,311	Barclays Bank PLC	12/20/23	(10)
IDR	62,130,987	USD	4,026	Deutsche Bank AG	12/20/23	(33)
IDR	89,900,000	USD	5,780	Deutsche Bank AG	12/20/23	(2)
IDR	220,000,000	USD	14,212	Deutsche Bank AG	12/20/23	(74)
IDR	230,000,000	USD	14,842	Deutsche Bank AG	12/20/23	(61)
IDR	340,000,000	USD	22,092	HSBC Bank PLC	12/20/23	(243)
IDR	77,069,013	USD	4,993	JPMorgan Chase Bank N.A.	12/20/23	(41)
IDR	150,800,000	USD	9,771	JPMorgan Chase Bank N.A.	12/20/23	(80)
IDR	100,050,000	USD	6,431	Morgan Stanley & Co. International PLC	12/20/23	(2)
INR	3,100,000	USD	37,181	Bank of America N.A.	12/20/23	(8)
INR	400,000	USD	4,797	Barclays Bank PLC	12/20/23	(1)
INR	1,000,000	USD	11,995	Goldman Sachs International	12/20/23	(3)
INR	200,000	USD	2,400	Morgan Stanley & Co. International PLC	12/20/23	(2)
JPY	1,000,000	USD	6,796	Deutsche Bank AG	12/20/23	(33)
JPY	1,000,000	USD	6,780	Morgan Stanley & Co. International PLC	12/20/23	(17)

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	52,648	USD	41	Bank of America N.A.	12/20/23	$—
KRW	25,000,000	USD	19,327	Morgan Stanley & Co. International PLC	12/20/23	(89)
KRW	4,947,352	USD	3,836	Societe Generale	12/20/23	(29)
MXN	100,000	USD	5,743	Goldman Sachs International	12/20/23	(1)
NOK	300,000	USD	28,124	Deutsche Bank AG	12/20/23	(383)
NOK	100,000	USD	9,323	Morgan Stanley & Co. International PLC	12/20/23	(76)
NOK	1,000,000	USD	93,232	Morgan Stanley & Co. International PLC	12/20/23	(764)
PHP	800,000	USD	14,476	Deutsche Bank AG	12/20/23	(65)
SEK	100,000	USD	9,596	Barclays Bank PLC	12/20/23	(68)
SEK	200,000	USD	19,130	Goldman Sachs International	12/20/23	(74)
SEK	100,000	USD	9,608	Morgan Stanley & Co. International PLC	12/20/23	(80)
SEK	100,000	USD	9,572	Morgan Stanley & Co. International PLC	12/20/23	(44)
SEK	100,000	USD	9,546	Morgan Stanley & Co. International PLC	12/20/23	(18)
SGD	30,000	USD	22,546	Barclays Bank PLC	12/20/23	(103)
SGD	50,000	USD	37,515	Barclays Bank PLC	12/20/23	(109)
SGD	50,000	USD	37,445	Barclays Bank PLC	12/20/23	(39)
THB	200,000	USD	5,703	Barclays Bank PLC	12/20/23	(10)
THB	100,000	USD	2,859	Goldman Sachs International	12/20/23	(12)
USD	12,711	AUD	20,000	Bank of America N.A.	12/20/23	(511)
USD	19,082	AUD	30,000	Bank of America N.A.	12/20/23	(751)
USD	38,684	AUD	60,000	Bank of America N.A.	12/20/23	(982)
USD	6,384	AUD	10,000	Barclays Bank PLC	12/20/23	(227)
USD	6,425	AUD	10,000	Barclays Bank PLC	12/20/23	(186)
USD	12,676	AUD	20,000	Barclays Bank PLC	12/20/23	(545)
USD	13,194	AUD	20,000	Barclays Bank PLC	12/20/23	(28)
USD	6,572	AUD	10,000	Citibank N.A.	12/20/23	(39)
USD	6,358	AUD	10,000	Deutsche Bank AG	12/20/23	(253)
USD	6,378	AUD	10,000	Deutsche Bank AG	12/20/23	(232)
USD	12,921	AUD	20,000	Deutsche Bank AG	12/20/23	(301)
USD	12,709	AUD	20,000	Goldman Sachs International	12/20/23	(512)
USD	12,876	AUD	20,000	Goldman Sachs International	12/20/23	(346)
USD	19,316	AUD	30,000	Goldman Sachs International	12/20/23	(517)
USD	19,116	AUD	30,000	HSBC Bank PLC	12/20/23	(717)
USD	64,324	AUD	100,000	JPMorgan Chase Bank N.A.	12/20/23	(1,785)
USD	6,352	AUD	10,000	Morgan Stanley & Co. International PLC	12/20/23	(259)
USD	6,413	AUD	10,000	Morgan Stanley & Co. International PLC	12/20/23	(198)
USD	6,464	AUD	10,000	Morgan Stanley & Co. International PLC	12/20/23	(147)
USD	32,068	AUD	50,000	Morgan Stanley & Co. International PLC	12/20/23	(987)
USD	2,024	BRL	10,000	Citibank N.A.	12/20/23	(4)
USD	4,048	BRL	20,000	Citibank N.A.	12/20/23	(7)
USD	14,489	CAD	20,000	Bank of America N.A.	12/20/23	(254)
USD	36,028	CAD	50,000	Bank of America N.A.	12/20/23	(830)
USD	40,044	CAD	55,000	Bank of America N.A.	12/20/23	(500)
USD	7,254	CAD	10,000	Barclays Bank PLC	12/20/23	(118)
USD	7,296	CAD	10,000	Citibank N.A.	12/20/23	(76)
USD	7,279	CAD	10,000	Deutsche Bank AG	12/20/23	(93)
USD	7,252	CAD	10,000	Goldman Sachs International	12/20/23	(120)
USD	7,365	CAD	10,000	Goldman Sachs International	12/20/23	(6)
USD	14,491	CAD	20,000	Goldman Sachs International	12/20/23	(252)
USD	14,515	CAD	20,000	Goldman Sachs International	12/20/23	(228)
USD	14,589	CAD	20,000	Goldman Sachs International	12/20/23	(154)
USD	14,668	CAD	20,000	Goldman Sachs International	12/20/23	(76)
USD	21,721	CAD	30,000	Goldman Sachs International	12/20/23	(394)
USD	7,338	CAD	10,000	HSBC Bank PLC	12/20/23	(34)
USD	14,561	CAD	20,000	HSBC Bank PLC	12/20/23	(182)
USD	14,742	CAD	20,000	HSBC Bank PLC	12/20/23	(2)
USD	7,241	CAD	10,000	JPMorgan Chase Bank N.A.	12/20/23	(130)
USD	7,311	CAD	10,000	JPMorgan Chase Bank N.A.	12/20/23	(61)
USD	10,962	CAD	15,000	JPMorgan Chase Bank N.A.	12/20/23	(96)
USD	7,228	CAD	10,000	Morgan Stanley & Co. International PLC	12/20/23	(144)
USD	7,305	CAD	10,000	Morgan Stanley & Co. International PLC	12/20/23	(67)
USD	7,365	CAD	10,000	Morgan Stanley & Co. International PLC	12/20/23	(7)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,727	CAD	20,000	Morgan Stanley & Co. International PLC	12/20/23	$(17)
USD	7,290	CAD	10,000	Societe Generale	12/20/23	(81)
USD	11,149	CHF	10,000	Barclays Bank PLC	12/20/23	(291)
USD	11,124	CHF	10,000	Goldman Sachs International	12/20/23	(316)
USD	11,269	CHF	10,000	Goldman Sachs International	12/20/23	(171)
USD	11,370	CHF	10,000	Goldman Sachs International	12/20/23	(70)
USD	22,397	CHF	20,000	Goldman Sachs International	12/20/23	(483)
USD	33,460	CHF	30,000	Goldman Sachs International	12/20/23	(861)
USD	11,105	CHF	10,000	HSBC Bank PLC	12/20/23	(335)
USD	11,136	CHF	10,000	HSBC Bank PLC	12/20/23	(305)
USD	22,546	CHF	20,000	HSBC Bank PLC	12/20/23	(335)
USD	11,193	CHF	10,000	Morgan Stanley & Co. International PLC	12/20/23	(247)
USD	11,259	CHF	10,000	Morgan Stanley & Co. International PLC	12/20/23	(181)
USD	11,340	CHF	10,000	Morgan Stanley & Co. International PLC	12/20/23	(100)
USD	11,353	CHF	10,000	Morgan Stanley & Co. International PLC	12/20/23	(87)
USD	34,227	CHF	30,000	Morgan Stanley & Co. International PLC	12/20/23	(94)
USD	4,300	CLP	4,000,000	Bank of America N.A.	12/20/23	(281)
USD	4,365	CLP	4,000,000	Bank of America N.A.	12/20/23	(216)
USD	22,138	CLP	20,000,000	Bank of America N.A.	12/20/23	(769)
USD	4,336	CLP	4,000,000	Barclays Bank PLC	12/20/23	(245)
USD	5,398	CLP	5,000,000	Barclays Bank PLC	12/20/23	(329)
USD	6,415	CLP	6,000,000	Barclays Bank PLC	12/20/23	(457)
USD	9,519	CLP	9,000,000	Barclays Bank PLC	12/20/23	(789)
USD	4,289	CLP	4,000,000	Goldman Sachs International	12/20/23	(292)
USD	4,519	COP	20,000,000	Bank of America N.A.	12/20/23	(444)
USD	2,306	COP	10,000,000	Goldman Sachs International	12/20/23	(176)
USD	2,345	COP	10,000,000	Goldman Sachs International	12/20/23	(136)
USD	2,424	COP	10,000,000	Goldman Sachs International	12/20/23	(57)
USD	4,872	COP	20,000,000	Goldman Sachs International	12/20/23	(91)
USD	7,385	COP	30,000,000	Goldman Sachs International	12/20/23	(60)
USD	7,029	COP	30,000,000	JPMorgan Chase Bank N.A.	12/20/23	(416)
USD	7,344	COP	30,000,000	Morgan Stanley & Co. International PLC	12/20/23	(101)
USD	12,231	COP	50,000,000	Morgan Stanley & Co. International PLC	12/20/23	(177)
USD	8,781	CZK	200,000	Barclays Bank PLC	12/20/23	(170)
USD	21,369	CZK	500,000	Barclays Bank PLC	12/20/23	(1,008)
USD	8,630	CZK	200,000	Citibank N.A.	12/20/23	(321)
USD	8,703	CZK	200,000	Citibank N.A.	12/20/23	(248)
USD	12,876	CZK	300,000	Citibank N.A.	12/20/23	(550)
USD	17,022	CZK	400,000	Citibank N.A.	12/20/23	(880)
USD	25,926	CZK	600,000	Citibank N.A.	12/20/23	(927)
USD	13,020	CZK	300,000	Deutsche Bank AG	12/20/23	(406)
USD	13,041	CZK	300,000	Deutsche Bank AG	12/20/23	(385)
USD	17,132	CZK	400,000	Deutsche Bank AG	12/20/23	(770)
USD	17,287	CZK	400,000	Deutsche Bank AG	12/20/23	(615)
USD	30,539	CZK	700,000	Deutsche Bank AG	12/20/23	(789)
USD	34,668	CZK	800,000	Deutsche Bank AG	12/20/23	(1,136)
USD	4,306	CZK	100,000	Goldman Sachs International	12/20/23	(169)
USD	17,345	CZK	400,000	Goldman Sachs International	12/20/23	(557)
USD	22,221	CZK	500,000	JPMorgan Chase Bank N.A.	12/20/23	(156)
USD	12,775	CZK	300,000	Morgan Stanley & Co. International PLC	12/20/23	(651)
USD	10,566	EUR	10,000	Bank of America N.A.	12/20/23	(327)
USD	31,806	EUR	30,000	Citibank N.A.	12/20/23	(872)
USD	43,448	EUR	40,000	Citibank N.A.	12/20/23	(123)
USD	10,710	EUR	10,000	Deutsche Bank AG	12/20/23	(183)
USD	42,304	EUR	40,000	Goldman Sachs International	12/20/23	(1,267)
USD	21,160	EUR	20,000	JPMorgan Chase Bank N.A.	12/20/23	(626)
USD	73,562	EUR	70,000	JPMorgan Chase Bank N.A.	12/20/23	(2,688)
USD	12,299	GBP	10,000	Bank of America N.A.	12/20/23	(327)
USD	12,130	GBP	10,000	Barclays Bank PLC	12/20/23	(496)
USD	12,152	GBP	10,000	Barclays Bank PLC	12/20/23	(474)
USD	12,161	GBP	10,000	Barclays Bank PLC	12/20/23	(465)
USD	12,239	GBP	10,000	Barclays Bank PLC	12/20/23	(387)

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,296	GBP	10,000	Barclays Bank PLC	12/20/23	$(331)
USD	12,550	GBP	10,000	Barclays Bank PLC	12/20/23	(76)
USD	48,644	GBP	40,000	Barclays Bank PLC	12/20/23	(1,861)
USD	60,994	GBP	50,000	Barclays Bank PLC	12/20/23	(2,137)
USD	24,183	GBP	20,000	Goldman Sachs International	12/20/23	(1,070)
USD	36,510	GBP	30,000	Goldman Sachs International	12/20/23	(1,369)
USD	37,235	GBP	30,000	Goldman Sachs International	12/20/23	(643)
USD	12,113	GBP	10,000	HSBC Bank PLC	12/20/23	(513)
USD	48,742	GBP	40,000	HSBC Bank PLC	12/20/23	(1,763)
USD	12,269	GBP	10,000	JPMorgan Chase Bank N.A.	12/20/23	(357)
USD	12,167	GBP	10,000	Morgan Stanley & Co. International PLC	12/20/23	(459)
USD	12,194	GBP	10,000	Morgan Stanley & Co. International PLC	12/20/23	(432)
USD	12,301	GBP	10,000	Morgan Stanley & Co. International PLC	12/20/23	(325)
USD	12,302	GBP	10,000	Morgan Stanley & Co. International PLC	12/20/23	(325)
USD	12,465	GBP	10,000	Morgan Stanley & Co. International PLC	12/20/23	(161)
USD	24,592	GBP	20,000	Morgan Stanley & Co. International PLC	12/20/23	(661)
USD	24,812	GBP	20,000	Morgan Stanley & Co. International PLC	12/20/23	(440)
USD	36,408	GBP	30,000	Morgan Stanley & Co. International PLC	12/20/23	(1,470)
USD	37,408	GBP	30,000	Nomura International PLC	12/20/23	(471)
USD	2,813	HUF	1,000,000	Barclays Bank PLC	12/20/23	(45)
USD	10,978	HUF	4,000,000	Barclays Bank PLC	12/20/23	(456)
USD	11,035	HUF	4,000,000	Deutsche Bank AG	12/20/23	(399)
USD	2,734	HUF	1,000,000	JPMorgan Chase Bank N.A.	12/20/23	(124)
USD	2,772	HUF	1,000,000	JPMorgan Chase Bank N.A.	12/20/23	(87)
USD	5,518	HUF	2,000,000	Morgan Stanley & Co. International PLC	12/20/23	(199)
USD	5,603	HUF	2,000,000	Morgan Stanley & Co. International PLC	12/20/23	(114)
USD	4,912	IDR	77,978,190	Bank of America N.A.	12/20/23	(99)
USD	7,678	IDR	122,021,810	Citibank N.A.	12/20/23	(164)
USD	6,403	IDR	100,200,000	Deutsche Bank AG	12/20/23	(36)
USD	7,645	IDR	120,000,000	Deutsche Bank AG	12/20/23	(66)
USD	17,279	IDR	270,000,000	Deutsche Bank AG	12/20/23	(72)
USD	52,993	IDR	840,000,000	Deutsche Bank AG	12/20/23	(986)
USD	2,559	IDR	40,000,000	Goldman Sachs International	12/20/23	(12)
USD	4,385	IDR	70,000,000	HSBC Bank PLC	12/20/23	(113)
USD	16,510	IDR	260,000,000	HSBC Bank PLC	12/20/23	(198)
USD	4,457	IDR	69,800,000	JPMorgan Chase Bank N.A.	12/20/23	(28)
USD	7,037	IDR	110,000,000	JPMorgan Chase Bank N.A.	12/20/23	(32)
USD	38,538	IDR	600,000,000	JPMorgan Chase Bank N.A.	12/20/23	(19)
USD	13,237	IDR	210,000,000	Morgan Stanley & Co. International PLC	12/20/23	(258)
USD	12,697	ILS	50,000	Citibank N.A.	12/20/23	(713)
USD	25,523	ILS	100,000	Citibank N.A.	12/20/23	(1,296)
USD	12,679	ILS	50,000	Morgan Stanley & Co. International PLC	12/20/23	(730)
USD	25,268	ILS	100,000	Morgan Stanley & Co. International PLC	12/20/23	(1,550)
USD	9,591	INR	800,000	Bank of America N.A.	12/20/23	(2)
USD	19,179	INR	1,600,000	Barclays Bank PLC	12/20/23	(7)
USD	5,994	INR	500,000	Citibank N.A.	12/20/23	(1)
USD	33,809	JPY	5,000,000	Barclays Bank PLC	12/20/23	(3)
USD	6,627	JPY	1,000,000	JPMorgan Chase Bank N.A.	12/20/23	(135)
USD	20,055	JPY	3,000,000	JPMorgan Chase Bank N.A.	12/20/23	(232)
USD	6,676	JPY	1,000,000	Morgan Stanley & Co. International PLC	12/20/23	(87)
USD	6,680	JPY	1,000,000	Morgan Stanley & Co. International PLC	12/20/23	(82)
USD	27,002	JPY	4,000,000	Morgan Stanley & Co. International PLC	12/20/23	(47)
USD	7,431	KRW	10,000,000	Bank of America N.A.	12/20/23	(264)
USD	3,692	KRW	5,000,000	Barclays Bank PLC	12/20/23	(156)
USD	7,687	KRW	10,000,000	Barclays Bank PLC	12/20/23	(8)
USD	14,814	KRW	20,000,000	Barclays Bank PLC	12/20/23	(577)
USD	7,460	KRW	10,000,000	Citibank N.A.	12/20/23	(235)
USD	11,060	KRW	15,000,000	Goldman Sachs International	12/20/23	(483)
USD	44,425	KRW	60,000,000	HSBC Bank PLC	12/20/23	(1,747)
USD	7,382	KRW	10,000,000	Morgan Stanley & Co. International PLC	12/20/23	(314)
USD	2,007	MXN	36,491	Barclays Bank PLC	12/20/23	(88)
USD	5,403	MXN	100,000	Barclays Bank PLC	12/20/23	(339)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,520	MXN	263,509	Citibank N.A.	12/20/23	$(613)
USD	5,503	MXN	100,000	Goldman Sachs International	12/20/23	(240)
USD	5,505	MXN	100,000	Morgan Stanley & Co. International PLC	12/20/23	(238)
USD	9,230	NOK	100,000	Bank of America N.A.	12/20/23	(16)
USD	33,840	NOK	372,302	Bank of America N.A.	12/20/23	(586)
USD	8,966	NOK	100,000	Deutsche Bank AG	12/20/23	(281)
USD	9,104	NOK	100,000	Deutsche Bank AG	12/20/23	(143)
USD	26,812	NOK	300,000	Deutsche Bank AG	12/20/23	(928)
USD	2,519	NOK	27,698	Goldman Sachs International	12/20/23	(43)
USD	8,992	NOK	100,000	Goldman Sachs International	12/20/23	(255)
USD	18,119	NOK	200,000	Goldman Sachs International	12/20/23	(375)
USD	9,001	NOK	100,000	JPMorgan Chase Bank N.A.	12/20/23	(246)
USD	35,884	NOK	400,000	JPMorgan Chase Bank N.A.	12/20/23	(1,103)
USD	9,015	NOK	100,000	Morgan Stanley & Co. International PLC	12/20/23	(231)
USD	9,227	NOK	100,000	Morgan Stanley & Co. International PLC	12/20/23	(20)
USD	11,667	NZD	20,000	Bank of America N.A.	12/20/23	(650)
USD	29,619	NZD	50,000	Bank of America N.A.	12/20/23	(1,173)
USD	29,976	NZD	50,000	Bank of America N.A.	12/20/23	(816)
USD	30,324	NZD	50,000	Bank of America N.A.	12/20/23	(468)
USD	29,865	NZD	50,000	Barclays Bank PLC	12/20/23	(927)
USD	11,749	NZD	20,000	Goldman Sachs International	12/20/23	(568)
USD	12,065	NZD	20,000	Goldman Sachs International	12/20/23	(252)
USD	6,031	NZD	10,000	HSBC Bank PLC	12/20/23	(127)
USD	18,145	NZD	30,000	HSBC Bank PLC	12/20/23	(330)
USD	6,060	NZD	10,000	JPMorgan Chase Bank N.A.	12/20/23	(98)
USD	11,821	NZD	20,000	Morgan Stanley & Co. International PLC	12/20/23	(496)
USD	12,222	NZD	20,000	Morgan Stanley & Co. International PLC	12/20/23	(95)
USD	29,861	NZD	50,000	Morgan Stanley & Co. International PLC	12/20/23	(931)
USD	19,342	PHP	1,100,000	Bank of America N.A.	12/20/23	(473)
USD	75,670	PHP	4,300,000	Bank of America N.A.	12/20/23	(1,790)
USD	7,035	PHP	400,000	Deutsche Bank AG	12/20/23	(170)
USD	10,567	PHP	600,000	HSBC Bank PLC	12/20/23	(241)
USD	12,359	PHP	700,000	JPMorgan Chase Bank N.A.	12/20/23	(251)
USD	7,067	PHP	400,000	Morgan Stanley & Co. International PLC	12/20/23	(139)
USD	8,794	PHP	500,000	Morgan Stanley & Co. International PLC	12/20/23	(213)
USD	10,548	PHP	600,000	Morgan Stanley & Co. International PLC	12/20/23	(260)
USD	12,449	PLN	50,000	Citibank N.A.	12/20/23	(43)
USD	56,616	PLN	250,000	Deutsche Bank AG	12/20/23	(5,840)
USD	91,220	PLN	400,000	Goldman Sachs International	12/20/23	(8,711)
USD	11,704	PLN	50,000	Morgan Stanley & Co. International PLC	12/20/23	(788)
USD	9,094	SEK	100,000	Barclays Bank PLC	12/20/23	(434)
USD	9,074	SEK	100,000	Deutsche Bank AG	12/20/23	(454)
USD	33,454	SEK	370,000	Deutsche Bank AG	12/20/23	(1,799)
USD	9,098	SEK	100,000	Goldman Sachs International	12/20/23	(430)
USD	29,824	SEK	330,000	Goldman Sachs International	12/20/23	(1,617)
USD	136,805	SEK	1,500,000	JPMorgan Chase Bank N.A.	12/20/23	(6,112)
USD	9,101	SEK	100,000	Morgan Stanley & Co. International PLC	12/20/23	(427)
USD	9,227	SEK	100,000	Morgan Stanley & Co. International PLC	12/20/23	(301)
USD	35,827	SEK	400,000	Morgan Stanley & Co. International PLC	12/20/23	(2,285)
USD	7,320	SGD	10,000	Barclays Bank PLC	12/20/23	(161)
USD	14,765	SGD	20,000	Barclays Bank PLC	12/20/23	(197)
USD	29,525	SGD	40,000	Barclays Bank PLC	12/20/23	(399)
USD	14,643	SGD	20,000	Goldman Sachs International	12/20/23	(320)
USD	51,526	SGD	70,000	Societe Generale	12/20/23	(842)
USD	5,438	THB	200,000	Barclays Bank PLC	12/20/23	(255)
USD	8,432	THB	300,000	Barclays Bank PLC	12/20/23	(108)
USD	8,515	THB	300,000	Barclays Bank PLC	12/20/23	(24)
USD	13,858	THB	500,000	Barclays Bank PLC	12/20/23	(376)
USD	19,058	THB	700,000	Barclays Bank PLC	12/20/23	(869)
USD	19,747	THB	700,000	Barclays Bank PLC	12/20/23	(179)
USD	19,776	THB	700,000	Barclays Bank PLC	12/20/23	(151)
USD	8,461	THB	300,000	Goldman Sachs International	12/20/23	(79)

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,385	THB	300,000	HSBC Bank PLC	12/20/23	$(155)
USD	19,556	THB	700,000	HSBC Bank PLC	12/20/23	(371)
USD	16,739	THB	600,000	Morgan Stanley & Co. International PLC	12/20/23	(341)
USD	6,359	TWD	200,000	Bank of America N.A.	12/20/23	(35)
USD	12,444	TWD	400,000	Barclays Bank PLC	12/20/23	(344)
USD	12,505	TWD	400,000	Barclays Bank PLC	12/20/23	(282)
USD	12,747	TWD	400,000	Citibank N.A.	12/20/23	(40)
USD	12,447	TWD	400,000	HSBC Bank PLC	12/20/23	(340)
USD	22,198	TWD	700,000	Morgan Stanley & Co. International PLC	12/20/23	(180)
USD	10,278	ZAR	200,000	Deutsche Bank AG	12/20/23	(317)
USD	15,780	ZAR	300,000	Deutsche Bank AG	12/20/23	(112)
USD	5,191	ZAR	100,000	Goldman Sachs International	12/20/23	(107)
USD	5,165	ZAR	100,000	Nomura International PLC	12/20/23	(132)
ZAR	45,930	USD	2,492	Barclays Bank PLC	12/20/23	(59)
ZAR	200,000	USD	10,648	Citibank N.A.	12/20/23	(53)
ZAR	200,000	USD	10,848	Deutsche Bank AG	12/20/23	(253)
ZAR	100,000	USD	5,431	Goldman Sachs International	12/20/23	(134)
ZAR	100,000	USD	5,400	Goldman Sachs International	12/20/23	(103)
ZAR	100,000	USD	5,336	Goldman Sachs International	12/20/23	(39)
ZAR	154,069	USD	8,358	HSBC Bank PLC	12/20/23	(197)
ZAR	100,000	USD	5,431	JPMorgan Chase Bank N.A.	12/20/23	(134)
ZAR	100,000	USD	5,413	Morgan Stanley & Co. International PLC	12/20/23	(115)
ZAR	100,000	USD	5,364	Morgan Stanley & Co. International PLC	12/20/23	(66)
ZAR	200,000	USD	10,811	Morgan Stanley & Co. International PLC	12/20/23	(216)
ZAR	300,000	USD	16,394	Morgan Stanley & Co. International PLC	12/20/23	(502)

						(124,532)

						$(30,466)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	B	USD	2,267	$110,608	$81,808	$28,800

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency

UK RPI All Items NSA	At Termination	3.90%	At Termination	10/15/33	GBP	40	$973	$(4)	$977
UK RPI All Items NSA	At Termination	3.90%	At Termination	10/15/33	GBP	30	730	1	729
US CPI for All Urban Consumers NSA	At Termination	2.64%	At Termination	11/09/33	USD	10	116	—	116
US CPI for All Urban Consumers NSA	At Termination	2.60%	At Termination	11/10/33	USD	100	817	2	815
US CPI for All Urban Consumers NSA	At Termination	2.57%	At Termination	11/14/33	USD	220	1,273	5	1,268
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.32%	At Termination	11/15/33	EUR	55	179	(25)	204
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.40%	At Termination	11/15/33	EUR	80	938	(29)	967
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.41%	At Termination	11/15/33	EUR	80	990	151	839
UK RPI All Items NSA	At Termination	3.76%	At Termination	11/15/33	GBP	50	609	1	608

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.81%	At Termination	11/15/33	GBP	50	$902	$(90)	$992
UK RPI All Items NSA	At Termination	3.83%	At Termination	11/15/33	GBP	110	2,233	(76)	2,309

							$9,760	$(64)	$9,824

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.60%	Annual	1-Day SOFR, 5.33%	Annual	12/20/23	(a)	12/20/25	USD	1,010	$(2,033)	$699	$(2,732)
4.49%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/26	GBP	1,647	1,638	1,844	(206)
3.21%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/26	EUR	240	(1,195)	(216)	(979)
3.22%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/26	EUR	190	(1,004)	39	(1,043)
3.23%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/26	EUR	315	(1,757)	(250)	(1,507)
6-mo. EURIBOR, 4.03%	Semi-Annual	3.31%	Annual	12/20/23	(a)	12/20/26	EUR	130	1,051	442	609
1-Day CORRA, 5.00%	Semi-Annual	4.04%	Semi-Annual	12/20/23	(a)	12/20/26	CAD	380	1,190	(64)	1,254
3-mo. BBSW, 4.37%	Quarterly	4.21%	Quarterly	12/20/23	(a)	12/20/26	AUD	700	(741)	(2,768)	2,027
4.30%	Annual	1-Day SOFR, 5.33%	Annual	12/20/23	(a)	12/20/26	USD	140	(401)	157	(558)
3-mo. BBSW, 4.37%	Quarterly	4.35%	Quarterly	12/20/23	(a)	12/20/26	AUD	390	597	19	578
1-Day CORRA, 5.00%	Semi-Annual	4.36%	Semi-Annual	12/20/23	(a)	12/20/26	CAD	200	1,952	498	1,454
1-Day SOFR, 5.33%	Annual	4.64%	Annual	12/20/23	(a)	12/20/26	USD	140	1,727	584	1,143
1-Day SONIA, 5.19%	Annual	4.69%	Annual	12/20/23	(a)	12/20/26	GBP	120	1,045	395	650
3-mo. BBSW, 4.37%	Quarterly	4.84%	Quarterly	12/20/23	(a)	12/20/26	AUD	220	2,325	1,369	956
3.23%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/28	EUR	1,020	(16,557)	1,256	(17,813)
1-Day SOFR, 5.33%	Annual	4.12%	Annual	12/20/23	(a)	12/20/28	USD	427	2,273	37	2,236
4.13%	Annual	1-Day SOFR, 5.33%	Annual	12/20/23	(a)	12/20/28	USD	230	(1,419)	383	(1,802)
1-Day SOFR, 5.33%	Annual	4.14%	Annual	12/20/23	(a)	12/20/28	USD	430	2,840	584	2,256
1-Day SONIA, 5.19%	Annual	4.40%	Annual	12/20/23	(a)	12/20/28	GBP	370	5,356	256	5,100
1-Day SONIA, 5.19%	Annual	4.55%	Annual	12/20/23	(a)	12/20/28	GBP	740	16,809	2,540	14,269
1-Day SONIA, 5.19%	Annual	4.63%	Annual	12/20/23	(a)	12/20/28	GBP	360	9,745	9,347	398
1-Day SONIA, 5.19%	Annual	4.64%	Annual	12/20/23	(a)	12/20/28	GBP	370	10,296	10,115	181
28-Day MXIBTIIE, 11.50%	Monthly	8.90%	Monthly	03/20/24	(a)	03/14/29	MXN	850	454	—	454
28-Day MXIBTIIE, 11.50%	Monthly	9.41%	Monthly	03/20/24	(a)	03/14/29	MXN	720	1,202	—	1,202
1.55%	Annual	1-Day SSARON, 1.70%	Annual	03/20/24	(a)	03/20/29	CHF	50	(1,050)	—	(1,050)
1.69%	Annual	1-Day SSARON, 1.70%	Annual	03/20/24	(a)	03/20/29	CHF	270	(7,863)	183	(8,046)
1-Day SORA, 3.66%	Semi-Annual	3.12%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	472	—	472
1-Day SORA, 3.66%	Semi-Annual	3.12%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	466	1	465
3.21%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	40	(747)	39	(786)
1-Day SORA, 3.66%	Semi-Annual	3.27%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	130	2,210	1	2,209
3.27%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	200	(337)	(20)	(317)
3.28%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	420	(730)	(270)	(460)
3.33%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	460	(901)	—	(901)
1-Day SORA, 3.66%	Semi-Annual	3.34%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	30	585	—	585
3.36%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	730	(1,516)	56	(1,572)
3.50%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	270	(730)	—	(730)
1-Day SORA, 3.66%	Semi-Annual	3.51%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	40	1,011	—	1,011
3.51%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	270	(735)	—	(735)
3.51%	Annual	3-mo. STIBOR, 4.05%	Quarterly	03/20/24	(a)	03/20/29	SEK	330	(902)	—	(902)
1-Day CORRA, 5.00%	Semi-Annual	3.62%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	10	34	(10)	44
3-mo. KRW CDC, 3.84%	Quarterly	3.70%	Quarterly	03/20/24	(a)	03/20/29	KRW	20,108	133	1	132
3-mo. KRW CDC, 3.84%	Quarterly	3.71%	Quarterly	03/20/24	(a)	03/20/29	KRW	17,832	123	1	122
3-mo. KRW CDC, 3.84%	Quarterly	3.75%	Quarterly	03/20/24	(a)	03/20/29	KRW	183,945	1,544	2	1,542
3.80%	Quarterly	3-mo. HIBOR, 5.61%	Quarterly	03/20/24	(a)	03/20/29	HKD	310	9	—	9
1-Day CORRA, 5.00%	Semi-Annual	3.88%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	90	1,074	(14)	1,088
6-mo. PRIBOR, 6.86%	Semi-Annual	3.98%	Annual	03/20/24	(a)	03/20/29	CZK	4,600	703	2	701
6-mo. PRIBOR, 6.86%	Semi-Annual	3.98%	Annual	03/20/24	(a)	03/20/29	CZK	530	80	—	80
1-Day SONIA, 5.19%	Annual	4.01%	Annual	03/20/24	(a)	03/20/29	GBP	693	(1,630)	(1,723)	93
6-mo. PRIBOR, 6.86%	Semi-Annual	4.04%	Annual	03/20/24	(a)	03/20/29	CZK	560	148	1	147
4.06%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	20	(7)	—	(7)

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. PRIBOR, 6.86%	Semi-Annual	4.10%	Annual	03/20/24	(a)	03/20/29	CZK	540	$212	$—	$212
1-Day SOFR, 5.33%	Annual	4.21%	Annual	03/20/24	(a)	03/20/29	USD	50	679	1	678
1-Day SOFR, 5.33%	Annual	4.21%	Annual	03/20/24	(a)	03/20/29	USD	50	681	1	680
4.22%	Quarterly	3-mo. HIBOR, 5.61%	Quarterly	03/20/24	(a)	03/20/29	HKD	1,120	(2,593)	2	(2,595)
4.28%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	50	(620)	1	(621)
4.28%	Annual	6-mo. NIBOR, 4.90%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	3,710	(9,024)	(778)	(8,246)
1-Day SOFR, 5.33%	Annual	4.39%	Annual	03/20/24	(a)	03/20/29	USD	30	646	133	513
6-mo. WIBOR, 5.83%	Semi-Annual	4.41%	Annual	03/20/24	(a)	03/20/29	PLN	130	(275)	—	(275)
4.42%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	20	(410)	6	(416)
4.45%	Quarterly	3-mo. HIBOR, 5.61%	Quarterly	03/20/24	(a)	03/20/29	HKD	330	(1,186)	1	(1,187)
4.48%	Quarterly	3-mo. HIBOR, 5.61%	Quarterly	03/20/24	(a)	03/20/29	HKD	340	(1,273)	—	(1,273)
6-mo. BBSW, 4.58%	Semi-Annual	4.50%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	25	1	—	1
6-mo. BBSW, 4.58%	Semi-Annual	4.54%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	30	37	—	37
6-mo. BBSW, 4.58%	Semi-Annual	4.56%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	35	59	—	59
6-mo. BBSW, 4.58%	Semi-Annual	4.56%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	35	58	—	58
6-mo. BBSW, 4.58%	Semi-Annual	4.59%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	20	52	—	52
6-mo. BBSW, 4.58%	Semi-Annual	4.59%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	30	81	—	81
4.61%	Semi-Annual	3-mo. BBR, 5.72%	Quarterly	03/20/24	(a)	03/20/29	NZD	40	7	—	7
6-mo. BBSW, 4.58%	Semi-Annual	4.63%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	25	98	—	98
6-mo. WIBOR, 5.83%	Semi-Annual	4.63%	Annual	03/20/24	(a)	03/20/29	PLN	130	29	—	29
6-mo. BBSW, 4.58%	Semi-Annual	4.64%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	25	105	—	105
6-mo. WIBOR, 5.83%	Semi-Annual	4.67%	Annual	03/20/24	(a)	03/20/29	PLN	120	71	—	71
6-mo. WIBOR, 5.83%	Semi-Annual	4.72%	Annual	03/20/24	(a)	03/20/29	PLN	85	95	—	95
6-mo. WIBOR, 5.83%	Semi-Annual	4.74%	Annual	03/20/24	(a)	03/20/29	PLN	85	117	—	117
6-mo. EURIBOR, 4.03%	Semi-Annual	3.15%	Annual	12/20/23	(a)	12/20/33	EUR	160	3,069	1,066	2,003
6-mo. EURIBOR, 4.03%	Semi-Annual	3.17%	Annual	12/20/23	(a)	12/20/33	EUR	1,795	39,261	(3,813)	43,074
6-mo. EURIBOR, 4.03%	Semi-Annual	3.18%	Annual	12/20/23	(a)	12/20/33	EUR	160	3,572	1,477	2,095
1-Day SOFR, 5.33%	Annual	3.97%	Annual	12/20/23	(a)	12/20/33	USD	3,500	(316)	(5,953)	5,637
4.09%	Annual	1-Day SOFR, 5.33%	Annual	12/20/23	(a)	12/20/33	USD	233	(2,222)	(386)	(1,836)
4.14%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	200	(3,389)	660	(4,049)
4.21%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	200	(4,794)	1,005	(5,799)
4.22%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	410	(9,951)	(1,652)	(8,299)
4.45%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	205	(9,965)	(359)	(9,606)
4.48%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	210	(10,671)	(1,610)	(9,061)
2.87%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/53	EUR	595	(16,690)	2,469	(19,159)
2.89%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/53	EUR	60	(2,043)	(819)	(1,224)
2.91%	Annual	6-mo. EURIBOR, 4.03%	Semi-Annual	12/20/23	(a)	12/20/53	EUR	50	(1,915)	(672)	(1,243)
3.69%	Annual	1-Day SOFR, 5.33%	Annual	12/20/23	(a)	12/20/53	USD	1,440	35,232	(794)	36,026
1-Day SONIA, 5.19%	Annual	4.00%	Annual	12/20/23	(a)	12/20/53	GBP	100	1,262	(1,019)	2,281

									$34,924	$14,483	$20,441

(a)	Forward Swap.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$119,641	$(23,414)	$176,100	$(117,035)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$48,038	$—	$48,038
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	94,066	—	—	94,066
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	28,800	—	—	137,476	9,824	176,100

	$—	$28,800	$—	$94,066	$185,514	$9,824	$318,204

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$8,820	$—	$8,820
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	124,532	—	—	124,532
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	117,035	—	117,035

	$—	$—	$—	$124,532	$125,855	$—	$250,387

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(445,940)	$—	$(445,940)
Forward foreign currency exchange contracts	—	—	—	1,397	—	—	1,397
Swaps	—	(72,177)	—	—	70,741	(18,708)	(20,144)

	$—	$(72,177)	$—	$1,397	$(375,199)	$(18,708)	$(464,687)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$6,146	$—	$6,146
Forward foreign currency exchange contracts	—	—	—	(28,709)	—	—	(28,709)
Swaps	—	51,702	—	—	36,606	9,995	98,303

	$—	$51,702	$—	$(28,709)	$42,752	$9,995	$75,740

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,829,236
Average notional value of contracts — short	$2,482,302
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,321,567
Average amounts sold — in USD	$2,189,015
Credit default swaps:
Average notional value — buy protection	$—	(a)
Average notional value — sell protection	$1,133,550
Interest rate swaps:
Average notional value — pays fixed rate	$15,014,610
Average notional value — receives fixed rate	$17,780,052

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

Inflation swaps:
Average notional value — pays fixed rate	$276,714
Average notional value — receives fixed rate	$458,757

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$9,051	$31,465
Forward foreign currency exchange contracts	94,066	124,532
Swaps — centrally cleared	—	5,203

Total derivative assets and liabilities in the Statement of Assets and Liabilities	103,117	161,200

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,051)	(36,668)

Total derivative assets and liabilities subject to an MNA	$94,066	$124,532

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$6,125	$(6,125)		$—	$—	$—
Barclays Bank PLC	13,439	(13,439)		—	—	—
BNP Paribas SA	5,567	—		—	—	5,567
Citibank N.A.	8,235	(7,205)		—	—	1,030
Deutsche Bank AG	8,644	(8,644)		—	—	—
Goldman Sachs International	14,466	(14,466)		—	—	—
HSBC Bank PLC	5,548	(5,548)		—	—	—
JPMorgan Chase Bank N.A.	6,874	(6,874)		—	—	—
Morgan Stanley & Co. International PLC	22,004	(20,112)		—	—	1,892
Nomura International PLC	471	(471)		—	—	—
Societe Generale	2,693	(952)		—	—	1,741

	$94,066	$(83,836)		$—	$—	$10,230

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
Bank of America N.A.	$12,620	$(6,125)		$—	$—	$6,495
Barclays Bank PLC	17,481	(13,439)		—	—	4,042
Citibank N.A.	7,205	(7,205)		—	—	—
Deutsche Bank AG	17,691	(8,644)		—	—	9,047
Goldman Sachs International	24,543	(14,466)		—	—	10,077
HSBC Bank PLC	8,248	(5,548)		—	—	2,700
JPMorgan Chase Bank N.A.	15,077	(6,874)		—	—	8,203
Morgan Stanley & Co. International PLC	20,112	(20,112)		—	—	—

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
Nomura International PLC	$603	$(471)		$—	$—	$132
Societe Generale	952	(952)		—	—	—

	$124,532	$(83,836)		$—	$—	$40,696

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,743,540	$—	$2,743,540
Corporate Bonds	—	14,584,077	—	14,584,077
Foreign Agency Obligations	—	258,965	—	258,965
Municipal Bonds	—	257,429	—	257,429
Non-Agency Mortgage-Backed Securities	—	2,098,369	—	2,098,369
U.S. Government Sponsored Agency Securities	—	13,479,837	—	13,479,837
U.S. Treasury Obligations	—	5,454,987	—	5,454,987
Short-Term Securities
Money Market Funds	536,703	—	—	536,703
U.S. Treasury Obligations	—	1,874,918	—	1,874,918
Liabilities
Investments
TBA Sale Commitments	—	(1,705,687)	—	(1,705,687)

	$536,703	$39,046,435	$—	$39,583,138

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$28,800	$—	$28,800
Foreign Currency Exchange Contracts	—	94,066	—	94,066
Interest Rate Contracts	48,038	137,476	—	185,514
Other Contracts	—	9,824	—	9,824
Liabilities
Foreign Currency Exchange Contracts	—	(124,532)	—	(124,532)
Interest Rate Contracts	(8,820)	(117,035)	—	(125,855)

	$39,218	$28,599	$—	$67,817

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

November 30, 2023

BlackRock Sustainable Advantage CoreAlpha Bond Fund

ASSETS
Investments, at value — unaffiliated(a)	$40,752,122
Investments, at value — affiliated(b)	536,703
Cash pledged:
Futures contracts	159,000
Centrally cleared swaps	340,000
Foreign currency, at value(c)	190,028
Receivables:
Investments sold	217,052
TBA sale commitments	1,679,139
Capital shares sold	197,053
Dividends — affiliated	1,370
Interest — unaffiliated	244,684
From the Manager	30,939
Variation margin on futures contracts	9,051
Unrealized appreciation on forward foreign currency exchange contracts	94,066
Prepaid expenses	46,183

Total assets	44,497,390

LIABILITIES
Bank overdraft	4,476
TBA sale commitments, at value(d)	1,705,687
Payables:
Investments purchased	3,271,789
Accounting services fees	9,002
Capital shares redeemed	344,390
Custodian fees	24,171
Trustees’ and Officer’s fees	498
Other accrued expenses	68,407
Professional fees	47,998
Proxy fees	3,809
Service and distribution fees	458
Transfer agent fees	3,179
Variation margin on futures contracts	31,465
Variation margin on centrally cleared swaps	5,203
Unrealized depreciation on forward foreign currency exchange contracts	124,532

Total liabilities	5,645,064

Commitments and contingent liabilities

NET ASSETS	$38,852,326

NET ASSETS CONSIST OF
Paid-in capital	$51,005,953
Accumulated loss	(12,153,627)

NET ASSETS	$38,852,326

(a) Investments, at cost — unaffiliated	$44,241,183
(b) Investments, at cost — affiliated	$536,703
(c) Foreign currency, at cost	$188,718
(d) Proceeds from TBA sale commitments	$1,679,139

F I N A N C I A L S T A T E M E N T S	29

Statement of Assets and Liabilities  (unaudited) (continued)

November 30, 2023

BlackRock Sustainable Advantage CoreAlpha Bond Fund

NET ASSET VALUE

Institutional
Net assets	$32,133,243

Shares outstanding	3,812,907

Net asset value	$8.43

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$1,881,261

Shares outstanding	223,152

Net asset value	$8.43

Shares authorized	Unlimited

Par value	$0.001

Investor C
Net assets	$93,078

Shares outstanding	11,042

Net asset value	$8.43

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$4,744,744

Shares outstanding	562,826

Net asset value	$8.43

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended November 30, 2023

BlackRock Sustainable Advantage CoreAlpha Bond Fund

INVESTMENT INCOME
Dividends — affiliated	$10,507
Interest — unaffiliated	843,867

Total investment income	854,374

EXPENSES
Professional	73,042
Investment advisory	49,895
Registration	40,145
Custodian	35,829
Pricing	22,600
Printing and postage	19,044
Transfer agent — class specific	18,853
Accounting services	10,443
Administration	9,220
Administration — class specific	4,339
Proxy	3,838
Service and distribution — class specific	2,903
Trustees and Officer	1,065
Miscellaneous	6,856

Total expenses	298,072
Less:
Administration fees waived	(9,220)
Administration fees waived by the Manager — class specific	(4,339)
Fees waived and/or reimbursed by the Manager	(208,854)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(9,188)

Total expenses after fees waived and/or reimbursed	66,471

Net investment income	787,903

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,674,016)
Forward foreign currency exchange contracts	1,397
Foreign currency transactions	(184)
Futures contracts	(445,940)
Swaps	(20,144)

(2,138,887)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	850,176
Forward foreign currency exchange contracts	(28,709)
Foreign currency translations	4,190
Futures contracts	6,146
Swaps	98,303

930,106

Net realized and unrealized loss	(1,208,781)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(420,878)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

BlackRock Sustainable Advantage CoreAlpha Bond Fund

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$787,903	$1,733,315
Net realized loss	(2,138,887)	(3,883,154)
Net change in unrealized appreciation (depreciation)	930,106	267,405

Net decrease in net assets resulting from operations	(420,878)	(1,882,434)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(665,589)	(999,958)
Investor A	(32,464)	(52,057)
Investor C	(1,367)	(1,114)
Class K	(87,493)	(77,130)
Return of capital
Institutional	—	(416,654)
Investor A	—	(26,830)
Investor C	—	(973)
Class K	—	(29,871)

Decrease in net assets resulting from distributions to shareholders	(786,913)	(1,604,587)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(14,952,333)	(8,021,575)

NET ASSETS
Total decrease in net assets	(16,160,124)	(11,508,596)
Beginning of period	55,012,450	66,521,046

End of period	$38,852,326	$55,012,450

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund

	Institutional

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$8.64		$9.09	$10.28	$10.58	$9.85	$9.51

Net investment income(a)	0.15		0.25	0.17	0.17	0.22	0.25
Net realized and unrealized gain (loss)		(0.21)	(0.46)	(1.14)	(0.17)	0.76	0.36

Net increase (decrease) from investment operations		(0.06)	(0.21)	(0.97)	—	0.98	0.61

Distributions(b)
From net investment income		(0.15)	(0.17)	(0.12)	(0.23)	(0.25)	(0.27)
From net realized gain	—		—	(0.06)	(0.07)	—	—
Return of capital	—		(0.07)	(0.04)	—	—	—

Total distributions		(0.15)	(0.24)	(0.22)	(0.30)	(0.25)	(0.27)

Net asset value, end of period	$8.43		$8.64	$9.09	$10.28	$10.58	$9.85

Total Return(c)

Based on net asset value	(0.63	)%(d)	(2.34)%	(9.62)%	(0.08)%	10.06%	6.55%

Ratios to Average Net Assets(e)

Total expenses	1.37	%(f)(g)	1.05%	0.95%	1.20%	1.54%	2.02	%(h)

Total expenses after fees waived and/or reimbursed	0.30	%(f)(g)	0.28%	0.29%	0.41%	0.40%	0.41%

Net investment income	3.64	%(f)	2.88%	1.69%	1.62%	2.15%	2.64%

Supplemental Data

Net assets, end of period (000)	$32,133		$48,037	$58,835	$54,288	$47,860	$24,031

Portfolio turnover rate(i)		140%	376%	304%	503%	287%	202%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.35% and 0.28%, respectively.
(h)	Includes non-recurring expenses of Board realignment and consolidation costs. Without these costs, total expenses would have been 1.79%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Portfolio turnover rate (excluding MDRs)	74%	193%	173%	302%	177%	117%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)

	Investor A

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$8.65		$9.09	$10.28	$10.58	$9.86	$9.51

Net investment income(a)	0.14		0.22	0.14	0.15	0.19	0.23
Net realized and unrealized gain (loss)		(0.22)	(0.45)	(1.14)	(0.18)	0.75	0.37

Net increase (decrease) from investment operations		(0.08)	(0.23)	(1.00)	(0.03)	0.94	0.60

Distributions(b)
From net investment income		(0.14)	(0.14)	(0.09)	(0.20)	(0.22)	(0.25)
From net realized gain	—		—	(0.06)	(0.07)	—	—
Return of capital	—		(0.07)	(0.04)	—	—	—

Total distributions		(0.14)	(0.21)	(0.19)	(0.27)	(0.22)	(0.25)

Net asset value, end of period	$8.43		$8.65	$9.09	$10.28	$10.58	$9.86

Total Return(c)

Based on net asset value	(0.87	)%(d)	(2.48)%	(9.85)%	(0.32)%	9.66%	6.39%

Ratios to Average Net Assets(e)

Total expenses	1.66	%(f)(g)	1.34%	1.28%	1.54%	1.97%	2.44	%(h)

Total expenses after fees waived and/or reimbursed	0.55	%(f)(g)	0.53%	0.54%	0.66%	0.66%	0.66%

Net investment income	3.41	%(f)	2.54%	1.43%	1.40%	1.89%	2.39%

Supplemental Data

Net assets, end of period (000)	$1,881		$1,974	$5,156	$6,049	$1,807	$550

Portfolio turnover rate(i)		140%	376%	304%	503%	287%	202%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.64% and 0.53%, respectively.
(h)	Includes non-recurring expenses of Board realignment and consolidation costs. Without these costs, total expenses would have been 2.21%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Portfolio turnover rate (excluding MDRs)	74%	193%	173%	302%	177%	117%

See notes to financial statements.

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)

	Investor C

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$8.64		$9.09	$10.28	$10.58	$9.85	$9.51

Net investment income(a)	0.11		0.16	0.07	0.07	0.12	0.16
Net realized and unrealized gain (loss)		(0.21)	(0.46)	(1.14)	(0.18)	0.75	0.35

Net increase (decrease) from investment operations		(0.10)	(0.30)	(1.07)	(0.11)	0.87	0.51

Distributions(b)
From net investment income		(0.11)	(0.08)	(0.02)	(0.12)	(0.14)	(0.17)
From net realized gain	—		—	(0.06)	(0.07)	—	—
Return of capital	—		(0.07)	(0.04)	—	—	—

Total distributions		(0.11)	(0.15)	(0.12)	(0.19)	(0.14)	(0.17)

Net asset value, end of period	$8.43		$8.64	$9.09	$10.28	$10.58	$9.85

Total Return(c)

Based on net asset value	(1.13	)%(d)	(3.32)%	(10.53)%	(1.07)%	8.96%	5.49%

Ratios to Average Net Assets(e)

Total expenses	2.66	%(f)(g)	2.42%	2.29%	2.40%	2.66%	3.20	%(h)

Total expenses after fees waived and/or reimbursed	1.30	%(f)(g)	1.28%	1.29%	1.41%	1.41%	1.41%

Net investment income	2.63	%(f)	1.89%	0.69%	0.62%	1.15%	1.64%

Supplemental Data

Net assets, end of period (000)	$93		$141	$136	$134	$124	$69

Portfolio turnover rate(i)		140%	376%	304%	503%	287%	202%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.64% and 1.28%, respectively.
(h)	Includes non-recurring expenses of Board realignment and consolidation costs. Without these costs, total expenses would have been 2.97%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Portfolio turnover rate (excluding MDRs)	74%	193%	173%	302%	177%	117%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)

	Class K

	Six Months Ended 11/30/23 (unaudited)		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Net asset value, beginning of period	$8.65		$9.09	$10.28	$10.58	$9.85	$9.51

Net investment income(a)	0.16		0.26	0.17	0.18	0.24	0.26
Net realized and unrealized gain (loss)		(0.22)	(0.46)	(1.14)	(0.18)	0.74	0.35

Net increase (decrease) from investment operations		(0.06)	(0.20)	(0.97)	—	0.98	0.61

Distributions(b)
From net investment income		(0.16)	(0.17)	(0.12)	(0.23)	(0.25)	(0.27)
From net realized gain	—		—	(0.06)	(0.07)	—	—
Return of capital	—		(0.07)	(0.04)	—	—	—

Total distributions		(0.16)	(0.24)	(0.22)	(0.30)	(0.25)	(0.27)

Net asset value, end of period	$8.43		$8.65	$9.09	$10.28	$10.58	$9.85

Total Return(c)

Based on net asset value	(0.72	)%(d)	(2.18)%	(9.58)%	(0.02)%	10.10%	6.60%

Ratios to Average Net Assets(e)

Total expenses	1.30	%(f)(g)	1.03%	0.93%	1.17%	1.67%	2.70	%(h)

Total expenses after fees waived and/or reimbursed	0.25	%(f)(g)	0.23%	0.24%	0.36%	0.36%	0.36%

Net investment income	3.70	%(f)	3.00%	1.75%	1.72%	2.38%	2.66%

Supplemental Data

Net assets, end of period (000)	$4,745		$4,861	$2,394	$1,380	$130	$449

Portfolio turnover rate(i)		140%	376%	304%	503%	287%	202%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.27% and 0.23%, respectively.
(h)	Includes non-recurring expenses of Board realignment and consolidation costs. Without these costs, total expenses would have been 2.48%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/23 (unaudited)	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20	Year Ended 05/31/19

Portfolio turnover rate (excluding MDRs)	74%	193%	173%	302%	177%	117%

See notes to financial statements.

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None

Investor A Shares	Yes	No	(a)	None

Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period and as of the report date. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

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Notes to Financial Statements  (unaudited) (continued)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the

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Notes to Financial Statements  (unaudited) (continued)

value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

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Notes to Financial Statements  (unaudited) (continued)

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.23%

$1 billion — $3 billion	0.22

$3 billion — $5 billion	0.21

$5 billion — $10 billion	0.20

Greater than $10 billion	0.20

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total

Service and distribution fees — class specific	$2,383	$520	$2,903

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%

$500 million — $1 billion	0.0400

$1 billion — $2 billion	0.0375

$2 billion — $4 billion	0.0350

$4 billion — $13 billion	0.0325

Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended November 30, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total

Administration fees — class specific	$3,665	$191	$10	$473	$4,339

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2023, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Reimbursed amounts	$59	$44	$36	$19	$158

For the six months ended November 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total

Transfer agent fees — class specific	$17,161	$1,218	$202	$272	$18,853

Other Fees: For the six months ended November 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $18.

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2023, the amount waived was $139.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation

Institutional	0.28%

Investor A	0.53

Investor C	1.28

Class K	0.23

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2023, amounts included in the Statement of Operations were as follows:

Fees waived and/or reimbursed by the Manager	$208,715

Administration fees waived	$9,220

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager- class specific and transfer agent fees waived and/or reimbursed by the Manager - class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2023, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Total

Administration fees waived by the Manager — class specific	$3,665	$191	$10	$473	$4,339

	Institutional	Investor A	Investor C	Class K	Total

Transfer agent fees waived and/or reimbursed by the Manager — class specific	$8,000	$742	$175	$271	$9,188

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 23, 2023, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on August 23, 2023:

Fund Name/Fund Level/Share Class	Expired 08/23/23

BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fund Level	$867,148

Institutional	47,258

Investor A	12,658

Investor C	1,011

Class K	2,290

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended November 30, 2023, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

BlackRock Sustainable Advantage CoreAlpha Bond Fund	$2,294,682	$5,927,593	$58,398,974	$68,494,256

For the six months ended November 30, 2023, purchases and sales related to mortgage dollar rolls were $28,696,991 and $28,695,022, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of May 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	(a)

BlackRock Sustainable Advantage CoreAlpha Bond Fund	$(6,548,134)

(a)	Amounts available to offset future realized capital gains.

As of November 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Sustainable Advantage CoreAlpha Bond Fund	$44,780,566	$481,782	$(3,932,254)	$(3,450,472)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2023, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

BlackRock Sustainable Advantage CoreAlpha Bond Fund
Institutional
Shares sold	673,946	$5,652,193	1,907,806	$16,681,544
Shares issued in reinvestment of distributions	75,179	630,080	123,490	1,071,939
Shares redeemed	(2,495,037)	(21,156,531)	(2,946,281)	(25,431,104)

	(1,745,912)	$(14,874,258)	(914,985)	$(7,677,621)

Investor A
Shares sold and automatic conversion of shares	37,227	$311,216	55,205	$476,810
Shares issued in reinvestment of distributions	3,870	32,437	8,992	78,186
Shares redeemed	(46,239)	(384,287)	(403,149)	(3,526,436)

	(5,142)	$(40,634)	(338,952)	$(2,971,440)

Investor C
Shares sold	214	$1,784	4,227	$37,032
Shares issued in reinvestment of distributions	149	1,250	155	1,343
Shares redeemed and automatic conversion of shares	(5,594)	(47,853)	(3,068)	(26,534)

	(5,231)	$(44,819)	1,314	$11,841

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 11/30/23		Year Ended 05/31/23

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

BlackRock Sustainable Advantage CoreAlpha Bond Fund (continued)
Class K
Shares sold	154,860	$1,299,388	410,345	$3,593,197
Shares issued in reinvestment of distributions	10,431	87,493	12,258	106,471
Shares redeemed	(164,733)	(1,379,503)	(123,666)	(1,084,023)

	558	$7,378	298,937	$2,615,645

	(1,755,727)	$(14,952,333)	(953,686)	$(8,021,575)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock;(h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three-, and five-year periods reported, the Fund ranked in the third, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds IV (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	51

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect trustee nominees for the BlackRock Funds IV.

Shareholders elected the Trustees* as follows:

	Votes For	Votes Withheld

Lorenzo A. Flores	648,213,833	3,662,109

Stayce D. Harris	648,081,519	3,794,423

J. Phillip Holloman	647,962,752	3,913,190

Arthur P. Steinmetz	647,741,031	4,134,911

*	Denotes Trust-wide proposal and voting results.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

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Additional Information  (continued)

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	53

Glossary of Terms Used in this Report

Currency Abbreviation		Portfolio Abbreviation

AUD	Australian Dollar	BAB	Build America Bond

BRL	Brazilian Real	BBR	Bank Bill Rate

CAD	Canadian Dollar	BBSW	Bank Bill Swap Rate

CHF	Swiss Franc	CMT	Constant Maturity Treasury

CLP	Chilean Peso	CORRA	Overnight Bank of Canada Repo Rate

COP	Colombian Peso	CPI	Consumer Price Index

CZK	Czech Koruna	DAC	Designated Activity Company

EUR	Euro	EURIBOR	Euro Interbank Offered Rate

GBP	British Pound	GO	General Obligation Bonds

HKD	Hong Kong Dollar	HIBOR	Hong Kong Interbank Offered Rate

HUF	Hungarian Forint	LP	Limited Partnership

IDR	Indonesian Rupiah	MXIBTIIE	Mexico Interbank TIIE 28-Day

ILS	Israeli Shekel	NIBOR	Norwegian Interbank Offered Rate

INR	Indian Rupee	PRIBOR	Prague Interbank Offer Rate

JPY	Japanese Yen	RB	Revenue Bond

KRW	South Korean Won	REMIC	Real Estate Mortgage Investment Conduit

MXN	Mexican Peso	SAN	State Aid Notes

NOK	Norwegian Krone	SOFR	Secured Overnight Financing Rate

NZD	New Zealand Dollar	SONIA	Sterling Overnight Interbank Average Rate

PHP	Philippine Peso	SORA	Singapore Overnight Rate Average

PLN	Polish Zloty	SSARON	Swiss Average Overnight Rate

SEK	Swedish Krona	STACR	Structured Agency Credit Risk

SGD	Singapore Dollar	STIBOR	Stockholm Interbank Offered Rate

THB	Thai Baht	TBA	To-Be-Announced

TWD	New Taiwan Dollar	UK RPI	United Kingdom Retail Price Index

USD	United States Dollar	WIBOR	Warsaw Interbank Offered Rate

ZAR	South African Rand

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IMPBOND-11/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: January 19, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: January 19, 2024